UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-00214
                                                    -----------

                           SENTINEL GROUP FUNDS, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)

                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)

                     SENTINEL ADMINISTRATIVE SERVICES, INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)

                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  11/30/07
                          --------

Date of reporting period: 02/28/07
                          --------
oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL BALANCED FUND
--------------------------------------------------------------------------------
PORTFOLIO WEIGHTINGS at 02/28/07
AVERAGE EFFECTIVE DURATION 3.1 YEARS** (for all Fixed Income Holdings)

                              Percentage of                        Percentage of
Asset Category                  Net Assets   Asset Category          Net Assets
-------------------------------------------  -----------------------------------
COMMON STOCKS                      70.9%     CORPORATE SHORT-TERM NOTES     1.3%
-------------------------------------------  -----------------------------------
U.S. GOVERNMENT OBLIGATIONS        34.4%
-------------------------------------------

TOP 10 EQUITY HOLDINGS* as of 02/28/07
                                                                Percentage of
DESCRIPTION                                                      Net Assets
--------------------------------------------------------------------------------
JPMORGAN CHASE & CO.                                                  2.0%
--------------------------------------------------------------------------------
EXXONMOBIL CORP.                                                      2.0%
--------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP.                                             1.8%
--------------------------------------------------------------------------------
MEDTRONIC, INC.                                                       1.8%
--------------------------------------------------------------------------------
GENERAL ELECTRIC CO.                                                  1.7%
--------------------------------------------------------------------------------
JOHNSON & JOHNSON                                                     1.7%
--------------------------------------------------------------------------------
BANK OF AMERICA CORP.                                                 1.6%
--------------------------------------------------------------------------------
AMERICAN INT'L. GROUP, INC.                                           1.6%
--------------------------------------------------------------------------------
CITIGROUP, INC.                                                       1.5%
--------------------------------------------------------------------------------
ALTRIA GROUP, INC.                                                    1.2%
--------------------------------------------------------------------------------
TOTAL OF NET ASSETS*                                                 16.9%


TOP 10 FIXED INCOME HOLDINGS as of 02/28/07

                                               Maturity         Percent of
Description                  Coupon              Date           Net Assets
--------------------------------------------------------------------------------
FNR 06-63 VH                  6.5%             03/25/23            4.7%
--------------------------------------------------------------------------------
FNR 06-66 NV                  6.5%             02/25/24            3.4%
--------------------------------------------------------------------------------
FHR 3149 PB                   6.0%             08/15/29            3.0%
--------------------------------------------------------------------------------
FNR 06-88 BV                  6.5%             11/25/25            2.7%
--------------------------------------------------------------------------------
FNMA 256641                   6.0%             03/01/27            2.2%
--------------------------------------------------------------------------------
FHR 3218 MB                   6.0%             01/15/26            2.1%
--------------------------------------------------------------------------------
FNMA 255753                   6.0%             05/01/25            2.0%
--------------------------------------------------------------------------------
FHR 2485 TJ                   6.0%             08/15/32            1.8%
--------------------------------------------------------------------------------
FHR 3213 JC                   6.0%             05/15/32            1.8%
--------------------------------------------------------------------------------
FNR 06-35 MN                  6.0%             12/25/24            1.8%
--------------------------------------------------------------------------------
TOTAL OF NET ASSETS*                                              25.5%


*"TOP 10 EQUITY HOLDINGS" AND "TOP 10 FIXED INCOME HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.

**THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF THE MORTGAGE-BACKED BONDS TO MEASURE SENSITIVITY OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 34.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS 34.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION 14.4%
COLLATERALIZED MORTGAGE OBLIGATIONS:
FHR 3218 MB 6%, 01/15/26                                  5,557M    $  5,686,089
FHR 3181 BV 6.5%, 06/15/26                                3,996M       4,178,148
FHR 3149 PB 6%, 08/15/29                                  8,000M       8,175,280
FHR 2932 AP 5%, 01/15/31                                  1,430M       1,408,407
FHR 3213 JC 6%, 05/15/32                                  5,000M       5,096,600
FHR 2485 TJ 6%, 08/15/32                                  5,000M       5,119,750
FHR 3254 QE 6%, 11/15/36                                  4,000M       4,125,720
                                                                    ------------
                                                                      33,789,994
                                                                    ------------
MORTGAGE-BACKED SECURITIES:
20-YEAR:
FHLMC P00020 6.5%, 10/01/22                                 691M         702,808
                                                                    ------------


                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
30-YEAR:
FHLMC C47315 6.5%, 08/01/29                               1,275M    $  1,312,555
FHLMC A57126 6%, 02/01/37                                 2,013M       2,032,637
FHLMC A57993 6%, 03/01/37                                 2,000M       2,019,285
                                                                    ------------
                                                                       5,364,477
                                                                    ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          39,857,279
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 20.0%
COLLATERALIZED MORTGAGE OBLIGATIONS:
FNR 06-63 VH 6.5%, 03/25/23                              12,500M      13,023,000
FNR 06-78 BV 6.5%, 06/25/23                               1,500M       1,567,260
FNR 06-66 NV 6.5%, 02/25/24                               9,000M       9,327,240
FNR 06-35 MN 6%, 12/25/24                                 5,000M       5,091,600
FNR 06-88 BV 6.5%, 11/25/25                               7,232M       7,541,804
FNR 06-90 BG 6%, 09/25/36                                 2,798M       2,889,607
                                                                    ------------
                                                                      39,440,511
                                                                    ------------


                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES:
20-YEAR:
FNMA 313960 10.25%, 10/01/17                                 17M    $     17,656
FNMA 255753 6%, 05/01/25                                  5,416M       5,490,413
FNMA 256641 6%, 03/01/27                                  6,000M       6,078,541
                                                                    ------------
                                                                      11,586,610
                                                                    ------------
30-YEAR:
FNMA 500296 6%, 04/01/29                                     16M          15,925
FNMA 748895 6%, 12/01/33                                  1,181M       1,192,424
FNMA 850000 5.5%, 01/01/36                                3,273M       3,253,734
                                                                    ------------
                                                                       4,462,083
                                                                    ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           55,489,204
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE CORPORATION 0.0%
MORTGAGE-BACKED SECURITIES:
15-YEAR:
GNMA 514482 7.5%, 09/15/14                                   86M          88,969
                                                                    ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -1-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL BALANCED FUND
--------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
30-YEAR:
GNMA 26446 9%, 02/15/09                                       5M    $      5,065
                                                                    ------------
TOTAL GOVERNMENT NATIONAL MORTGAGE CORPORATION                            94,034
                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $94,486,439)                                                  95,440,517
                                                                    ------------

                                                                        VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 70.9%
CONSUMER DISCRETIONARY 5.4%
COMCAST CORP. (a)                                       110,400      $ 2,809,680
GRUPO TELEVISA SA ADR                                    40,000        1,091,600
HILTON HOTELS CORP                                       45,000        1,588,500
MCDONALD'S CORP                                          35,000        1,530,200
MCGRAW-HILL COS., INC                                    29,600        1,912,456
STAPLES, INC                                             40,000        1,040,800
TIME WARNER, INC                                        100,000        2,035,000
TJX COS., INC                                            35,000          962,500
WALT DISNEY CO                                           58,000        1,987,080
                                                                     -----------
                                                                      14,957,816
                                                                     -----------
CONSUMER STAPLES 6.2%
ALTRIA GROUP, INC                                        40,500        3,413,340
CVS CORP                                                 34,600        1,086,786
DIAGEO PLC ADR                                           20,000        1,587,800
KELLOGG CO                                               25,000        1,248,000
KIMBERLY-CLARK CORP                                      40,000        2,724,400
PEPSICO, INC                                             40,000        2,526,000
PROCTER & GAMBLE CO                                      50,000        3,174,500
WAL-MART STORES, INC                                     27,500        1,328,250
                                                                     -----------
                                                                      17,089,076
                                                                     -----------
ENERGY 6.4%
CHEVRON CORP                                             35,000        2,401,350
EOG RESOURCES, INC                                       22,500        1,524,150
EXXONMOBIL CORP                                          78,000        5,591,040
GLOBALSANTAFE CORP                                       25,000        1,440,750
NOBLE ENERGY, INC                                        17,500        1,007,475
PRIDE INT'L., INC. (a)                                   25,000          720,000
SCHLUMBERGER LTD                                         52,800        3,315,840
WEATHERFORD INT'L., LTD. (a)                             40,800        1,638,120
                                                                     -----------
                                                                      17,638,725
                                                                     -----------
FINANCIALS 14.8%
AMERICAN EXPRESS CO                                      40,600        2,308,922
AMERICAN INT'L. GROUP, INC                               65,000        4,361,500
AMERIPRISE FINANCIAL, INC                                 8,120          474,695
BANK OF AMERICA CORP                                     86,990        4,425,181
BANK OF NEW YORK CO., INC                                42,300        1,718,226


                                                                        VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
CITIGROUP, INC                                           80,000      $ 4,032,000
GOLDMAN SACHS GROUP, INC                                  9,600        1,935,360
HARTFORD FINANCIAL SERVICES                              17,500        1,654,800
JPMORGAN CHASE & CO                                     113,800        5,621,720
MELLON FINANCIAL CORP                                    50,000        2,171,500
MERRILL LYNCH & CO., INC                                 23,400        1,958,112
MORGAN STANLEY                                           24,500        1,835,540
PNC FINANCIAL SERVICES GROUP, INC                        11,800          865,058
TRAVELERS COS., INC                                      32,800        1,664,928
US BANCORP (b)                                           60,000        2,139,600
WACHOVIA CORP                                            33,700        1,865,969
WELLS FARGO & CO                                         61,000        2,116,700
                                                                     -----------
                                                                      41,149,811
                                                                     -----------
HEALTH CARE 11.4%
AMGEN, INC. (a)                                          35,000        2,249,100
BAXTER INT'L., INC                                       30,000        1,500,300
BRISTOL-MYERS SQUIBB CO                                  45,000        1,187,550
CIGNA CORP                                                7,000          997,500
ELI LILLY & CO                                           30,000        1,579,200
GLAXOSMITHKLINE PLC ADR (b)                              25,000        1,404,250
JOHNSON & JOHNSON                                        73,300        4,621,565
LABORATORY CORP OF AMERICA HOLDINGS (a)(b)               10,000          797,500
MEDCO HEALTH SOLUTIONS, INC. (a)                         15,000        1,014,150
MEDTRONIC, INC.                                         100,000        5,036,000
NOVARTIS AG ADR (b)                                      35,500        1,967,765
PFIZER, INC                                              96,400        2,406,144
SCHERING-PLOUGH CORP                                     60,700        1,425,236
ST. JUDE MEDICAL, INC. (a)                               25,000          991,250
TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR                  45,500        1,617,980
ZIMMER HOLDINGS, INC. (a)                                32,500        2,740,725
                                                                     -----------
                                                                      31,536,215
                                                                     -----------
INDUSTRIALS 11.6%
BOEING CO                                                25,000        2,181,750
CANADIAN NATIONAL RAILWAY CO                             36,500        1,595,415
DEERE & CO                                               17,500        1,897,350
GENERAL DYNAMICS CORP                                    23,000        1,758,580
GENERAL ELECTRIC CO                                     135,000        4,714,200
HONEYWELL INT'L., INC                                    71,700        3,329,748
NORTHROP GRUMMAN CORP                                    21,000        1,508,850
ROCKWELL AUTOMATION, INC                                 38,100        2,365,629
TYCO INT'L. LTD                                         106,100        3,271,063


                                                                        VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
UNION PACIFIC CORP                                       20,500      $ 2,021,915
UNITED TECHNOLOGIES CORP                                 77,500        5,086,325
WASTE MANAGEMENT, INC                                    70,800        2,410,740
                                                                     -----------
                                                                      32,141,565
                                                                     -----------
INFORMATION TECHNOLOGY 10.1%
ACCENTURE LTD                                            25,000          892,500
ADOBE SYSTEMS, INC. (a)                                  45,000        1,766,250
APPLIED MATERIALS, INC                                   50,000          928,500
BROADCOM CORP. (a)                                       32,400        1,104,516
CISCO SYSTEMS, INC. (a)                                  62,800        1,629,032
CITRIX SYSTEMS, INC. (a)                                 30,000          966,000
EMC CORP. (a)                                           100,000        1,395,000
INTEL CORP                                               96,300        1,911,555
INT'L BUSINESS MACHINES CORP                             22,000        2,046,220
MICROCHIP TECHNOLOGY, INC.                               45,000        1,602,000
MICROSOFT CORP                                          120,000        3,380,400
MOTOROLA, INC                                            85,000        1,574,200
NOKIA OYJ ADR                                            88,300        1,927,589
ORACLE CORP. (a)                                         82,600        1,357,118
SAP AG ADR                                               20,000          919,400
SEAGATE TECHNOLOGY (b)                                   87,400        2,351,060
TEXAS INSTRUMENTS, INC                                   69,800        2,161,008
                                                                     -----------
                                                                      27,912,348
                                                                     -----------
MATERIALS 2.7%
EI DU PONT DE NEMOURS & CO                               40,000        2,030,000
FREEPORT-MCMORAN COPPER & GOLD, INC. (b)                 51,200        2,939,392
NEWMONT MINING CORP                                       9,100          410,137
PRAXAIR, INC                                             35,000        2,159,150
                                                                     -----------
                                                                       7,538,679
                                                                     -----------
TELECOMMUNICATION SERVICES 1.6%
AMERICA MOVIL SA DE CV
ADR                                                      25,000        1,095,000
AT&T, INC                                                38,500        1,416,800
EMBARQ CORP                                               2,065          114,298
VERIZON COMMUNICATIONS, INC                              50,000        1,871,500
                                                                     -----------
                                                                       4,497,598
                                                                     -----------
UTILITIES 0.7%
ENTERGY CORP                                             20,000        1,974,000
                                                                     -----------
TOTAL COMMON STOCKS
  (COST $127,976,645)                                                196,435,833
                                                                     -----------
WARRANTS 0.0%
LUCENT TECHNOLOGIES, INC
  (COST $0)                                               3,385              592
                                                                     -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -2-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL BALANCED FUND
--------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES 1.3%
BASF-AG 5.22%, (03/13/07)                                3,600M     $ 3,593,736
                                                                    -----------

                                                         SHARES          VALUE
--------------------------------------------------------------------------------

MONEY MARKET FUNDS 12.2%
STATE STREET NAVIGATOR
  SECURITIES LENDING
  PRIME PORTFOLIO (c)
  (COST $33,707,300)                                 33,707,300      33,707,300
                                                                    -----------
TOTAL INVESTMENTS 118.8%
  (COST $259,764,120)**                                             329,177,978
EXCESS OF LIABILITIES
  OVER OTHER ASSETS (18.8)%                                         (29,611,835)
                                                                   ------------
NET ASSETS 100.0%                                                  $299,566,143
                                                                   ============

FOOTNOTES

(a)   Non-income producing
(b) All or a portion of this security was on loan at February 28, 2007. The aggregate cost and market value of securities on loan at february 28, 2007 is $6,450,132 and $10,900,167, respectively.
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSga Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $69,413,858 of which $70,351,191 related to appreciated securities and $937,333 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
ADR - American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
TOP SECTORS
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Sector                      Percent      Sector                          Percent
-----------------------------------      ---------------------------------------
INDUSTRIALS                   17.3%      CONSUMER STAPLES                  9.2%
-----------------------------------      ---------------------------------------
HEALTH CARE                   16.1%      CONSUMER DISCRETIONARY            8.4%
-----------------------------------      ---------------------------------------
FINANCIALS                    15.8%      ENERGY                            6.7%
-----------------------------------      ---------------------------------------
MATERIALS                     11.1%      TRANSPORTATION                    1.8%
-----------------------------------      ---------------------------------------
INFORMATION TECHNOLOGY        10.1%      TELECOMMUNICATION SERVICES        1.4%
-----------------------------------      ---------------------------------------

TOP 10 HOLDINGS*
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Description                     Percent    Description                   Percent
---------------------------------------    -------------------------------------
WALGREEN CO.                     6.1%      BLACKROCK, INC.                 2.8%
---------------------------------------    -------------------------------------
GENERAL ELECTRIC CO.             3.7%      ROCHE HOLDING AG                2.8%
---------------------------------------    -------------------------------------
PRAXAIR, INC.                    3.7%      JC PENNEY CO., INC.             2.8%
---------------------------------------    -------------------------------------
EMERSON ELECTRIC CO.             3.7%
---------------------------------------    CHICAGO MERCANTILE
MEDTRONIC, INC.                  3.4%        EXCHANGE HOLDINGS, INC.       2.8%
---------------------------------------    -------------------------------------
STRYKER CORP.                    2.9%      TOTAL OF NET ASSETS            34.7%
---------------------------------------    -------------------------------------

*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 8.4%
COACH, INC. (a)                                        30,000      $   1,416,000
DOMINO'S PIZZA, INC                                    40,000          1,234,400
JC PENNEY CO., INC                                     40,000          3,244,400
MCDONALD'S CORP                                        47,000          2,054,840
TIFFANY & CO. (b)                                      45,000          1,959,300
                                                                   -------------
                                                                       9,908,940
                                                                   -------------
CONSUMER STAPLES 9.2%
COLGATE-PALMOLIVE CO                                   30,000          2,020,800
CORN PRODUCTS INT'L., INC.                             15,100            482,747
PEPSICO, INC                                           12,000            757,800
WALGREEN CO                                           160,000          7,153,600
WAL-MART DE MEXICO SA DE CV ADR (a)                    10,000            385,500
                                                                   -------------
                                                                      10,800,447
                                                                   -------------
ENERGY 6.7%
DEVON ENERGY CORP                                      15,000            985,650
EOG RESOURCES, INC                                     10,000            677,400
EXXONMOBIL CORP                                        40,000          2,867,200
NOBLE CORP                                             10,000            702,200
SCHLUMBERGER LTD                                       36,000          2,260,800
ST. MARY LAND & EXPLORATION CO. (b)                    10,000            360,100
                                                                   -------------
                                                                       7,853,350
                                                                   -------------
FINANCIALS 15.8%
AMERICAN EXPRESS CO                                    35,000          1,990,450
BEAR STEARNS COS., INC                                  9,000          1,370,160
BLACKROCK, INC. (b)                                    21,000          3,339,840


                                                                       VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP, INC. (a)                       15,000      $     499,800
CHICAGO MERCANTILE EXCHANGE HOLDINGS, INC               6,000          3,234,780
CIT GROUP, INC                                         35,000          1,976,450
GOLDMAN SACHS GROUP, INC                                8,000          1,612,800
MERRILL LYNCH & CO., INC                               25,000          2,092,000
WELLS FARGO & CO                                       70,000          2,429,000
                                                                   -------------
                                                                      18,545,280
                                                                   -------------
HEALTH CARE 16.1%
ABBOTT LABORATORIES                                    20,000          1,092,400
GILEAD SCIENCES, INC. (a)                              45,000          3,220,200
KYPHON, INC. (a)(b)                                    10,000            451,100
MEDTRONIC, INC                                         80,000          4,028,800
NOVARTIS AG ADR (b)                                    35,000          1,940,050
ROCHE HOLDING AG ADR (b)                               37,000          3,302,250
ST. JUDE MEDICAL, INC. (a)                             15,000            594,750
STRYKER CORP                                           55,000          3,411,100
ZIMMER HOLDINGS, INC. (a)                              10,000            843,300
                                                                   -------------
                                                                      18,883,950
                                                                   -------------
INDUSTRIALS 17.3%
DONALDSON CO., INC. (b)                                27,000            968,220
EMERSON ELECTRIC CO                                   100,000          4,309,000
FEDEX CORP                                             16,000          1,826,880
GENERAL ELECTRIC CO                                   125,000          4,365,000
ILLINOIS TOOL WORKS, INC                               25,000          1,292,500

                                                                       VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
JACOBS ENGINEERING
GROUP, INC. (a)                                        30,000      $   2,710,200
KANSAS CITY SOUTHERN (a)(b)                            15,000            480,600
PRECISION CASTPARTS CORP                                8,000            727,760
ROBERT HALF INT'L., INC                                75,000          2,930,250
UNITED PARCEL SERVICE, INC.                            10,000            701,900
                                                                   -------------
                                                                      20,312,310
                                                                   -------------
INFORMATION TECHNOLOGY 10.1%
ANSYS, INC. (a)(b)                                     10,000            510,200
AUTODESK, INC. (a)                                     60,000          2,469,000
AUTOMATIC DATA PROCESSING, INC                         50,000          2,489,500
BROADCOM CORP. (a)                                     20,000            681,800
CISCO SYSTEMS, INC. (a)                                65,000          1,686,100
MICROSOFT CORP                                         30,000            845,100
PAYCHEX, INC                                           30,000          1,218,900
QUALCOMM, INC                                          10,000            402,800
SAP AG ADR                                             35,000          1,608,950
                                                                   -------------
                                                                      11,912,350
                                                                   -------------
MATERIALS 11.1%
ALLEGHENY TECHNOLOGIES, INC                            15,000          1,536,750
BHP BILLITON LTD. ADR (b)                              25,000          1,075,500
CARPENTER TECHNOLOGY CORP. (b)                         15,000          1,778,250
COMMERCIAL METALS CO                                   50,000          1,377,000
FREEPORT-MCMORAN COPPER & GOLD, INC. (b)               28,000          1,607,480
NUCOR CORP                                              7,000            426,090

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -4-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
                                                                       VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------


PHELPS DODGE CORP.                                      8,000      $     999,280
PRAXAIR, INC.                                          70,000          4,318,300
                                                                   -------------
                                                                      13,118,650
                                                                   -------------
TELECOMMUNICATION SERVICES 1.4%
AT&T, INC                                              15,000            552,000
VERIZON COMMUNICATIONS, INC.                           30,000          1,122,900
                                                                   -------------
                                                                       1,674,900
                                                                   -------------
TRANSPORTATION 1.8%
CANADIAN PACIFIC RAILWAY LTD                           40,000          2,136,400
                                                                   -------------

UTILITIES 1.1%
DOMINION RESOURCES, INC. 15,000                                        1,282,950
                                                                   -------------
TOTAL COMMON STOCKS
  (COST $71,888,539)                                                 116,429,527
                                                                   -------------
MONEY MARKET FUNDS 14.1%
STATE STREET NAVIGATOR
  SECURITIES LENDING
  PRIME PORTFOLIO (c)
  (COST $16,534,704)                               16,534,704         16,534,704
                                                                   -------------
TOTAL INVESTMENTS 113.1%
(COST $88,423,243)**                                                 132,964,231
EXCESS OF LIABILITIES
OVER OTHER ASSETS (13.1)%                                            (15,388,006)
                                                                   -------------
NET ASSETS 100.0%                                                  $ 117,576,225
                                                                   =============

FOOTNOTES

(a)  Non-income producing
(b) All or a portion of this security was on loan at February 28, 2007. The aggregate cost and market value of securities on loan at February 28, 2007 is $11,494,659 and $16,193,666, respectively.
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSga Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $44,540,988 of which $44,791,399 related to appreciated securities and $250,411 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
ADR -- American Depositary Receipt



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
TOP SECTORS
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Sector                      Percent      Sector                          Percent
-----------------------------------      ---------------------------------------
INDUSTRIALS                  20.8%       CONSUMER DISCRETIONARY            7.1%
-----------------------------------      ---------------------------------------
INFORMATION TECHNOLOGY       18.2%       CONSUMER STAPLES                  6.8%
-----------------------------------      ---------------------------------------
FINANCIALS                   15.9%       ENERGY                            3.2%
-----------------------------------      ---------------------------------------
HEALTH CARE                  12.8%       TELECOMMUNICATION SERVICES        2.7%
-----------------------------------      ---------------------------------------
MATERIALS                    10.9%       UTILITIES                         1.2%
-----------------------------------      ---------------------------------------

TOP 10 HOLDINGS*
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Description                     Percent    Description                   Percent
---------------------------------------    -------------------------------------
CISCO SYSTEMS, INC.               3.6%     BEAR STEARNS COS., INC.         2.2%
---------------------------------------    -------------------------------------
GENERAL ELECTRIC CO.              3.5%     AMERICAN EXPRESS CO.            2.1%
---------------------------------------    -------------------------------------
BOEING CO.                        2.6%     SCHLUMBERGER LTD.               2.1%
---------------------------------------    -------------------------------------
ROCHE HOLDING AG                  2.4%     UNITED TECHNOLOGIES CORP.       2.1%
---------------------------------------    -------------------------------------
PROCTER & GAMBLE CO.              2.3%     TOTAL OF NET ASSETS            25.2%
---------------------------------------
BLACKROCK, INC.                   2.3%
---------------------------------------

*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 7.1%
COACH, INC. (a)                                         10,000       $   472,000
HILTON HOTELS CORP                                      17,400           614,220
JC PENNEY CO., INC                                      10,000           811,100
JOHNSON CONTROLS, INC                                    5,000           469,000
MARRIOTT INT'L., INC                                    11,000           527,010
MCDONALD'S CORP                                         25,000         1,093,000
STAPLES, INC                                            36,100           939,322
                                                                     -----------
                                                                       4,925,652
                                                                     -----------
CONSUMER STAPLES 6.8%
COLGATE-PALMOLIVE CO                                     6,000           404,160
CVS CORP                                                10,900           342,369
PEPSICO, INC                                            21,554         1,361,135
PROCTER & GAMBLE CO                                     25,770         1,636,138
WALGREEN CO                                             22,786         1,018,762
                                                                     -----------
                                                                       4,762,564
                                                                     -----------
ENERGY 3.2%
EXXONMOBIL CORP                                         11,200           802,816
SCHLUMBERGER LTD                                        23,000         1,444,400
                                                                     -----------
                                                                       2,247,216
                                                                     -----------
FINANCIALS 15.9%
AMERICAN EXPRESS CO                                     25,800         1,467,246
BEAR STEARNS COS., INC. (b)                             10,000         1,522,400
BLACKROCK, INC. (b)                                     10,000         1,590,400
CB RICHARD ELLIS GROUP, INC. (a)                        39,000         1,299,480
CIT GROUP, INC                                          15,000           847,050
E*TRADE FINANCIAL CORP (a)                              10,700           247,063


                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
GOLDMAN SACHS GROUP,
INC                                                      7,000       $ 1,411,200
MERRILL LYNCH & CO., INC                                15,000         1,255,200
NYSE GROUP, INC. (a)(b)                                  5,000           424,500
WELLS FARGO & CO                                        30,000         1,041,000
                                                                     -----------
                                                                      11,105,539
                                                                     -----------
HEALTH CARE 12.8%
ABBOTT LABORATORIES                                     22,835         1,247,248
GILEAD SCIENCES, INC. (a)                               10,200           729,912
JOHNSON & JOHNSON                                       19,250         1,213,712
MEDTRONIC, INC                                          27,728         1,396,382
NOVARTIS AG ADR (b)                                     16,000           886,880
ROCHE HOLDING AG ADR (b)                                19,000         1,695,750
ST. JUDE MEDICAL, INC. (a)                              20,000           793,000
STRYKER CORP                                            16,000           992,320
                                                                     -----------
                                                                       8,955,204
                                                                     -----------
INDUSTRIALS 20.8%
BOEING CO                                               21,000         1,832,670
CATERPILLAR, INC                                         7,900           508,918
DEERE & CO                                               2,000           216,840
EMERSON ELECTRIC CO                                     20,000           861,800
FEDEX CORP                                              10,000         1,141,800
GENERAL DYNAMICS CORP                                    6,200           474,052
GENERAL ELECTRIC CO                                     70,155         2,449,813
GOODRICH CORP. (b)                                      15,000           735,750
HONEYWELL INT'L., INC                                    5,600           260,064
ILLINOIS TOOL WORKS, INC. (b)                           12,000           620,400

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
JACOBS ENGINEERING GROUP, INC. (a)(b)                   14,000       $ 1,264,760
KANSAS CITY SOUTHERN (a)(b)                              5,000           160,200
LOCKHEED MARTIN CORP                                     4,700           457,216
PRECISION CASTPARTS CORP                                10,000           909,700
ROBERT HALF INT'L., INC                                 20,000           781,400
UNITED PARCEL SERVICE, INC                               5,800           407,102
UNITED TECHNOLOGIES CORP                                21,900         1,437,297
                                                                     -----------
                                                                      14,519,782
                                                                     -----------
INFORMATION TECHNOLOGY 18.2%
APPLE, INC. (a)                                          9,500           803,795
AUTODESK, INC. (a)                                      30,000         1,234,500
AUTOMATIC DATA PROCESSING, INC                          26,763         1,332,530
BROADCOM CORP. (a)                                      25,000           852,250
CISCO SYSTEMS, INC. (a)                                 96,870         2,512,808
EMC CORP. (a)                                           33,400           465,930
FISERV, INC. (a)                                        10,540           558,198
GOOGLE, INC. (a)                                           800           359,560
MICROSOFT CORP                                          38,186         1,075,700
NETWORK APPLIANCE, INC. (a)                             21,600           835,272
PAYCHEX, INC                                            24,600           999,498
QUALCOMM, INC                                           17,816           717,628
SAP AG ADR                                              22,000         1,011,340
                                                                     -----------
                                                                      12,759,009
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -6-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CAPITAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
MATERIALS 10.9%
ALLEGHENY TECHNOLOGIES, INC                             13,000      $  1,331,850
BHP BILLITON LTD. ADR (b)                               18,000           774,360
CARPENTER TECHNOLOGY CORP. (b)                          12,000         1,422,600
COMMERCIAL METALS CO                                    16,100           443,394
FREEPORT-MCMORAN COPPER & GOLD, INC. (b)                19,000         1,090,790
NUCOR CORP                                               7,000           426,090
PHELPS DODGE CORP                                        7,000           874,370
PRAXAIR, INC                                            20,800         1,283,152
                                                                    ------------
                                                                       7,646,606
                                                                    ------------
TELECOMMUNICATION SERVICES 2.7%
AT&T, INC                                               20,000           736,000
VERIZON COMMUNICATIONS, INC                             30,000         1,122,900
                                                                    ------------
                                                                       1,858,900
                                                                    ------------
UTILITIES 1.2%
DOMINION RESOURCES, INC. (b)                            10,000           855,300
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $57,122,667)                                                  69,635,772
                                                                    ------------
MONEY MARKET FUNDS 16.6%
STATE STREET NAVIGATOR SECURITIES LENDING
  PRIME PORTFOLIO (c)
  (COST $11,626,184)                                11,626,184        11,626,184
                                                                    ------------
TOTAL INVESTMENTS 116.2%
  (COST $68,748,851)**                                                81,261,956
EXCESS OF LIABILITIES
OVER OTHER ASSETS (16.2)%                                            (11,317,237)
                                                                    ------------
NET ASSETS 100.0%                                                   $ 69,944,719
                                                                    ============

FOOTNOTES
(a)   Non-income producing
(b) All or a portion of this security was on loan at February 28, 2007. The aggregate cost and market value of securities on loan at February 28, 2007 is $10,648,596 and $11,415,557, respectively.
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSga Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $12,513,105 of which $12,958,409 related to appreciated securities and $445,304 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
ADR -- American Depositary Receipt


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL COMMON STOCK FUND
--------------------------------------------------------------------------------
TOP SECTORS
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Sector                      Percent      Sector                          Percent
-----------------------------------      ---------------------------------------
FINANCIALS                    18.7%      CONSUMER STAPLES                  9.2%
-----------------------------------      ---------------------------------------
INDUSTRIALS                   16.3%      CONSUMER DISCRETIONARY            8.3%
-----------------------------------      ---------------------------------------
HEALTH CARE                   15.6%      MATERIALS                         3.9%
-----------------------------------      ---------------------------------------
INFORMATION TECHNOLOGY        12.8%      TELECOMMUNICATION SERVICES        1.5%
-----------------------------------      ---------------------------------------
ENERGY                        10.3%      UTILITIES                         0.8%
-----------------------------------      ---------------------------------------

TOP 10 HOLDINGS*
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Description                     Percent    Description                   Percent
---------------------------------------    -------------------------------------
EXXONMOBIL CORP.                  3.1%     MEDTRONIC, INC.                 2.1%
---------------------------------------    -------------------------------------
UNITED TECHNOLOGIES CORP.         2.7%     BANK OF AMERICA CORP.           2.0%
---------------------------------------    -------------------------------------
JOHNSON & JOHNSON                 2.5%     JPMORGAN CHASE & CO.            1.9%
---------------------------------------    -------------------------------------
GENERAL ELECTRIC CO.              2.5%     ALTRIA GROUP, INC.              1.9%
---------------------------------------    -------------------------------------
SCHLUMBERGER LTD.                 2.3%     TOTAL OF NET ASSETS            23.1%
---------------------------------------
CITIGROUP, INC.                   2.1%
---------------------------------------

*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 8.3%
COMCAST CORP. (a)                                    712,500     $    18,133,125
GRUPO TELEVISA SA ADR                                225,000           6,140,250
HILTON HOTELS CORP                                   250,000           8,825,000
MCDONALD'S CORP                                      204,600           8,945,112
MCGRAW-HILL COS., INC                                183,800          11,875,318
STAPLES, INC                                         250,000           6,505,000
TIME WARNER, INC                                     946,100          19,253,135
TJX COS., INC                                        200,000           5,500,000
WALT DISNEY CO                                       317,700          10,884,402
                                                                 ---------------
                                                                      96,061,342
                                                                 ---------------
CONSUMER STAPLES 9.2%
ALTRIA GROUP, INC                                    255,400          21,525,112
CVS CORP. (b)                                        200,000           6,282,000
DIAGEO PLC ADR                                       125,000           9,923,750
KELLOGG CO. (b)                                      156,300           7,802,496
KIMBERLY-CLARK CORP                                  200,000          13,622,000
PEPSICO, INC                                         308,100          19,456,515
PROCTER & GAMBLE CO                                  320,975          20,378,703
WAL-MART STORES, INC                                 150,000           7,245,000
                                                                 ---------------
                                                                     106,235,576
                                                                 ---------------
ENERGY 10.3%
CHEVRON CORP                                         197,400          13,543,614
EOG RESOURCES, INC                                   132,500           8,975,550
EXXONMOBIL CORP                                      500,000          35,840,000
GLOBALSANTAFE CORP                                   175,000          10,085,250
NOBLE ENERGY, INC                                    125,000           7,196,250
PRIDE INT'L., INC. (a)                               150,000           4,320,000

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
SCHLUMBERGER LTD                                     431,900     $    27,123,320
WEATHERFORD INT'L., LTD (a)                          300,000          12,045,000
                                                                 ---------------
                                                                     119,128,984
                                                                 ---------------
FINANCIALS 18.7%
AMERICAN EXPRESS CO                                  253,300          14,405,171
AMERICAN INT'L. GROUP, INC                           260,000          17,446,000
AMERIPRISE FINANCIAL, INC                             50,660           2,961,583
BANK OF AMERICA CORP                                 450,000          22,891,500
BANK OF NEW YORK CO., INC                            250,000          10,155,000
CITIGROUP, INC                                       475,000          23,940,000
GOLDMAN SACHS GROUP, INC                              43,200           8,709,120
HARTFORD FINANCIAL SERVICES                           95,000           8,983,200
JPMORGAN CHASE & CO                                  440,700          21,770,580
MELLON FINANCIAL CORP                                250,000          10,857,500
MERRILL LYNCH & CO., INC                             140,000          11,715,200
MORGAN STANLEY                                       154,300          11,560,156
PNC FINANCIAL SERVICES GROUP, INC                     75,000           5,498,250
TRAVELERS COS., INC                                  125,000           6,345,000
US BANCORP                                           400,000          14,264,000
WACHOVIA CORP                                        206,900          11,456,053
WELLS FARGO & CO                                     376,600          13,068,020
                                                                 ---------------
                                                                     216,026,333
                                                                 ---------------
HEALTH CARE 15.6%
AMGEN, INC. (a)                                      220,000          14,137,200
BAXTER INT'L., INC                                   268,000          13,402,680
BRISTOL-MYERS SQUIBB CO                              225,000           5,937,750
CIGNA CORP                                            45,100           6,426,750

                                                                       VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

ELI LILLY & CO                                       150,000     $     7,896,000
GLAXOSMITHKLINE PLC ADR                              160,000           8,987,200
JOHNSON & JOHNSON                                    466,700          29,425,435
LABORATORY CORP OF AMERICA HOLDINGS (a)               75,000           5,981,250
MEDCO HEALTH SOLUTIONS, INC. (a)                      70,000           4,732,700
MEDTRONIC, INC                                       475,000          23,921,000
NOVARTIS AG ADR (b)                                  200,000          11,086,000
PFIZER, INC                                          495,900          12,377,664
SCHERING-PLOUGH CORP                                 371,600           8,725,168
ST. JUDE MEDICAL, INC. (a)                           150,000           5,947,500
TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR              175,900           6,255,004
ZIMMER HOLDINGS, INC. (a)                            175,000          14,757,750
                                                                 ---------------
                                                                     179,997,051
                                                                 ---------------
INDUSTRIALS 16.3%
BOEING CO                                            120,000          10,472,400
CANADIAN NATIONAL RAILWAY CO                         136,700           5,975,157
DEERE & CO                                            98,300          10,657,686
GENERAL DYNAMICS CORP                                144,800          11,071,408
GENERAL ELECTRIC CO                                  825,000          28,809,000
HONEYWELL INT'L., INC                                449,300          20,865,492
NORTHROP GRUMMAN CORP                                131,900           9,477,015
ROCKWELL AUTOMATION, INC                             226,500          14,063,385
TYCO INT'L. LTD                                      623,400          19,219,422
UNION PACIFIC CORP                                   131,600          12,979,708
UNITED TECHNOLOGIES CORP                             470,000          30,846,100

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -8-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL COMMON STOCK FUND
--------------------------------------------------------------------------------
                                                                       VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
WASTE MANAGEMENT, INC                                400,000     $    13,620,000
                                                                 ---------------
                                                                     188,056,773
                                                                 ---------------
INFORMATION TECHNOLOGY 12.8%
ACCENTURE LTD                                        150,000           5,355,000
ADOBE SYSTEMS, INC. (a)                              240,000           9,420,000
APPLIED MATERIALS, INC                               300,000           5,571,000
BROADCOM CORP. (a)                                   199,500           6,800,955
CISCO SYSTEMS, INC. (a)                              412,900          10,710,626
CITRIX SYSTEMS, INC. (a)(b)                          150,000           4,830,000
EMC CORP. (a)                                        600,000           8,370,000
INTEL CORP                                           466,700           9,263,995
INT'L BUSINESS MACHINES CORP                          97,600           9,077,776
MICROCHIP TECHNOLOGY, INC.                           240,000           8,544,000
MICROSOFT CORP                                       700,000          19,719,000
MOTOROLA, INC                                        441,600           8,178,432
NOKIA OYJ ADR                                        492,400          10,749,092
ORACLE CORP. (a)                                     380,000           6,243,400
SAP AG ADR                                           125,000           5,746,250
SEAGATE TECHNOLOGY                                   330,000           8,877,000
TEXAS INSTRUMENTS, INC                               270,000           8,359,200
WESTERN UNION CO                                     107,100           2,320,857
                                                                 ---------------
                                                                     148,136,583
                                                                 ---------------
MATERIALS 3.9%
EI DU PONT DE NEMOURS & CO                           231,300          11,738,475
FREEPORT-MCMORAN COPPER & GOLD, INC. (b)             313,700          18,009,517
NEWMONT MINING CORP                                   57,200           2,578,004
PRAXAIR, INC                                         200,000          12,338,000
                                                                 ---------------
                                                                      44,663,996
                                                                 ---------------
TELECOMMUNICATION SERVICES 1.5%
AMERICA MOVIL SA DE CV
ADR                                                  130,000           5,694,000
AT&T, INC                                            192,200           7,072,960
VERIZON COMMUNICATIONS, INC                          125,000           4,678,750
                                                                 ---------------
                                                                      17,445,710
                                                                 ---------------
UTILITIES 0.8%
ENTERGY CORP                                         100,000           9,870,000
                                                                 ---------------
TOTAL COMMON STOCKS
  (COST $683,708,932)                                               1,125,622,34
                                                                               8
                                                                 ---------------
WARRANTS 0.0%
LUCENT TECHNOLOGIES, INC
  (COST $0)                                           23,806               4,166
                                                                 ---------------

                                                                       VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS 3.3%
  STATE STREET NAVIGATOR
  SECURITIES LENDING
  PRIME PORTFOLIO (c)
  (COST $38,108,551)                              38,108,551     $    38,108,551
                                                                 ---------------

                                                PRINCIPAL AMOUNT        VALUE
                                                  (M=$1000)            (NOTE 1)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 2.0%
AMERICAN EXPRESS CREDIT
5.2%, 03/15/07                                        9,000M     $     8,981,800
5.22%, 03/09/07                                       2,500M           2,497,100
LASALLE BANK CORPORATION
5.2%, 03/02/07                                        6,000M           5,999,133
PROCTER & GAMBLE
5.2%, 03/05/07                                        3,000M           2,998,267
SANPAOLO IMI US
FINANCIAL COMPANY
5.24%, 03/13/07                                       2,400M           2,395,808
                                                                 ---------------
TOTAL CORPORATE
  SHORT-TERM NOTES
  (COST $22,872,108)                                                  22,872,108
                                                                 ---------------
U.S. GOVERNMENT OBLIGATIONS 0.5%
U.S. GOVERNMENT AGENCY
OBLIGATIONS 0.5%
FEDERAL HOME LOAN BANK 0.5%
AGENCY DISCOUNT NOTES:
5.15%, 03/07/07                                       6,300M           6,294,593
                                                                 ---------------
TOTAL INVESTMENTS 103.2%
(COST $750,984,184)**                                              1,192,901,766
EXCESS OF LIABILITIES
OVER OTHER ASSETS (3.2)%                                             (36,967,757)
                                                                 ---------------
NET ASSETS 100.0%                                                $ 1,155,934,009
                                                                 ===============

FOOTNOTES
(a)  Non-income producing
(b) All or a portion of this security was on loan at February 28, 2007. The aggregate cost and market value of securities on loan at February 28, 2007 is $24,939,528 and $37,888,256, respectively.
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSga Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $441,917,582 of which $446,052,636 related to appreciated securities and $4,135,054 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
ADR -- American Depositary Receipt


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------
PORTFOLIO WEIGHTINGS at 02/28/07
AVERAGE EFFECTIVE DURATION 3.1 YEARS** (for all Fixed Income Holdings)

                              Percentage of                        Percentage of
Asset Category                  Net Assets   Asset Category          Net Assets
-------------------------------------------  -----------------------------------
U.S. GOVERNMENT OBLIGATIONS        43.7%     FOREIGN STOCKS               1.5%
-------------------------------------------  -----------------------------------
COMMON STOCKS                      38.4%     CORPORATE SHORT-TERM NOTES   2.6%
-------------------------------------------  -----------------------------------
BONDS                              12.3%
-------------------------------------------


TOP 10 EQUITY HOLDINGS* as of 02/28/07
                                                                Percentage of
DESCRIPTION                                                      Net Assets
--------------------------------------------------------------------------------
SPDR TRUST SERIES 1                                                4.5%
--------------------------------------------------------------------------------
EXXONMOBIL CORP.                                                   1.0%
--------------------------------------------------------------------------------
DEERE & CO.                                                        0.9%
--------------------------------------------------------------------------------
BANK OF AMERICA CORP.                                              0.9%
--------------------------------------------------------------------------------
WASTE MANAGEMENT, INC.                                             0.9%
--------------------------------------------------------------------------------
CITIGROUP, INC.                                                    0.9%
--------------------------------------------------------------------------------
JPMORGAN CHASE & CO.                                               0.8%
--------------------------------------------------------------------------------
CONOCOPHILLIPS                                                     0.8%
--------------------------------------------------------------------------------
AT&T, INC.                                                         0.7%
--------------------------------------------------------------------------------
AMERICAN INT'L. GROUP, INC.                                        0.7%
--------------------------------------------------------------------------------
TOTAL OF NET ASSETS*                                              12.1%


TOP 10 FIXED INCOME HOLDINGS as of 02/28/07

                                               Maturity         Percent of
Description                  Coupon              Date           Net Assets
--------------------------------------------------------------------------------
FHR 3149 PB                   6.0%              08/15/29            5.3%
--------------------------------------------------------------------------------
FHLMC A57993                  6.0%              03/01/37            5.2%
--------------------------------------------------------------------------------
FNMA 886845                   5.5%              09/01/36            5.1%
--------------------------------------------------------------------------------
FNR 06-35 MN                  6.0%              12/25/24            3.5%
--------------------------------------------------------------------------------
GNMA 628416X                  6.0%              03/15/24            2.8%
--------------------------------------------------------------------------------
FHR 3213 JC                   6.0%              05/15/32            2.6%
--------------------------------------------------------------------------------
FNMA 256641                   6.0%              03/01/27            2.6%
--------------------------------------------------------------------------------
FNMA 909700                   6.0%              02/01/22            2.6%
--------------------------------------------------------------------------------
FNMA 255753                   6.0%              05/01/25            1.8%
--------------------------------------------------------------------------------
FHR 3181 BV                   6.5%              06/15/26            1.8%
--------------------------------------------------------------------------------
TOTAL OF NET ASSETS*                                               33.3%

*"TOP 10 EQUITY HOLDINGS" AND "TOP 10 FIXED INCOME HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.

**THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF THE MORTGAGE-BACKED BONDS TO MEASURE SENSITIVITY OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 43.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS 43.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION 21.8%
COLLATERALIZED MORTGAGE OBLIGATIONS:
FHR 3218 MB 6%, 01/15/26                                    1,000M   $ 1,023,236
FHR 3181 BV 6.5%, 06/15/26                                  1,000M     1,045,670
FHR 3149 PB 6%, 08/15/29                                    3,000M     3,065,730
FHR 3213 JC 6%, 05/15/32                                    1,500M     1,528,980
FHR 3254 QE 6%, 11/15/36                                    1,000M     1,031,430
                                                                     -----------
                                                                       7,695,046
                                                                     -----------
MORTGAGE-BACKED SECURITIES:
30-YEAR:
FHLMC C47315 6.5%, 08/01/29                                   835M       859,119
FHLMC A57126 6%, 02/01/37                                   1,000M     1,009,642


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
FHLMC A57993 6%, 03/01/37                                   3,000M   $ 3,028,927
                                                                     -----------
                                                                       4,897,688
                                                                     -----------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          12,592,734
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 19.2%
COLLATERALIZED MORTGAGE OBLIGATIONS:
FNR 06-78 BV 6.5%, 06/25/23                                 1,000M     1,044,840
FNR 06-35 MN 6%, 12/25/24                                   2,000M     2,036,640
FNR 06-90 BG 6%, 09/25/36                                   1,000M     1,032,748
                                                                     -----------
                                                                       4,114,228
                                                                     -----------
MORTGAGE-BACKED SECURITIES:
15-YEAR:
FNMA 909700 6%, 02/01/22                                    1,495M     1,519,089
                                                                     -----------
20-YEAR:
FNMA 255753 6%, 05/01/25                                    1,032M     1,046,036
FNMA 256641 6%, 03/01/27                                    1,500M     1,519,635
                                                                     -----------
                                                                       2,565,671
                                                                     -----------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
30-YEAR:
FNMA 886845 5.5%, 09/01/36                                  2,954M   $ 2,931,748
                                                                     -----------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           11,130,736
                                                                     -----------
GOVERNMENT NATIONAL MORTGAGE CORPORATION 2.7%
MORTGAGE-BACKED SECURITIES:
30-YEAR:
GNMA 628416X 6%, 03/15/24                                   1,566M     1,592,452
                                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $25,205,050)                                                  25,315,922
                                                                     -----------
BONDS 12.3%
BASIC INDUSTRY 0.3%
FREEPORT-MCMORAN COPPER & GOLD, INC
  6.875%, 02/01/14 (a)                                      200M         205,500
                                                                     -----------
CAPITAL GOODS 1.0%
CROWN AMERICAS LLC 7.75%, 11/15/15                          250M         262,500
L-3 COMMUNICATIONS CORP. 6.375%, 10/15/15                   300M         300,000
                                                                     -----------
                                                                         562,500
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      -10-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
CONSUMER CYCLICAL 1.3%
ACCURIDE CORP. 8.5%, 02/01/15                               150M     $   152,625
GMAC LLC 6.875%, 08/28/12                                   250M         252,188
VISTEON CORP. 8.25%, 08/01/10 (a)                           100M         102,000
WARNACO, INC. 8.875%, 06/15/13                              250M         267,500
                                                                     -----------
                                                                         774,313
                                                                     -----------
CONSUMER NON-CYCLICAL 0.4%
ELIZABETH ARDEN, INC. 7.75%, 01/15/14                       200M         206,000
                                                                     -----------

ENERGY 2.3%
CHESAPEAKE ENERGY CORP. 6.375%, 06/15/15 (a)                100M          99,750
  6.875%, 01/15/16                                          230M         234,025
EL PASO CORP. 7.875%, 06/15/12                              225M         245,250
ENCORE ACQUISITION CO. 6.25%, 04/15/14                      250M         231,875
PETROHAWK ENERGY CORP. 9.125%, 07/15/13                     200M         213,500
WILLIAMS COS., INC. 7.5%, 01/15/31                          125M         132,500
  8.125%, 03/15/12                                          150M         163,500
                                                                     -----------
                                                                       1,320,400
                                                                     -----------
MEDIA 1.3%
CHARTER COMMUNICATIONS HOLDINGS 10.25%, 09/15/10            250M         264,375
MEDIACOM LLC 9.5%, 01/15/13                                 250M         257,500
PAXSON COMMUNICATIONS CORP. 11.61%, 01/15/13 (b)(c)         200M         210,000
                                                                     -----------
                                                                         731,875
                                                                     -----------
SERVICES CYCLICAL 1.4%
CINEMARK USA, INC. 9%, 02/01/13                             110M         117,425
EDUCATION MANAGEMENT LLC / EDUCATION MANAGEMENT CORP
  8.75%, 06/01/14                                           100M         105,750
ISLE OF CAPRI CASINOS, INC. 7%, 03/01/14                    125M         122,813
LAS VEGAS SANDS CORP. 6.375%, 02/15/15                      200M         194,000
MANDALAY RESORT GROUP 10.25%, 08/01/07                      150M         153,375


                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------

TOWN SPORTS INT'L., INC
  9.625%, 04/15/11                                          128M$        134,880
                                                                     -----------
                                                                         828,243
                                                                     -----------
SERVICES NON-CYCLICAL 0.4%
UNIVERSAL HOSPITAL SERVICES, INC. 10.125%, 11/01/11         215M         229,512
                                                                     -----------

TECHNOLOGY 0.6%
NORTHERN TELECOM CAPITAL 7.875%, 06/15/26                   150M         146,250
SUNGARD DATA SYSTEMS, INC. 9.125%, 08/15/13                 200M         214,500
                                                                     -----------
                                                                         360,750
                                                                     -----------
TELECOMMUNICATIONS 2.1%
CENTENNIAL COMMUNICATIONS CORP. 10.125%, 06/15/13           250M         271,563
CITIZENS COMMUNICATIONS CO. 6.25%, 01/15/13 (a)             275M         276,375
HORIZON PCS, INC. 11.375%, 07/15/12                         75M           83,625
QWEST CAPITAL FUNDING, INC. 7%, 08/03/09                    300M         306,000
ROGERS WIRELESS, INC. 6.375%, 03/01/14                      250M         257,812
                                                                     -----------
                                                                       1,195,375
                                                                     -----------
UTILITIES 1.2%
AES CORP. 7.75%, 03/01/14 (a)                               225M         236,812
MIRANT NORTH AMERICA LLC 7.375%, 12/31/13                   190M         196,175
ORION POWER HOLDINGS, INC. 12%, 05/01/10                    150M         174,750
TENASKA ALABAMA PARTNERS LP 7%, 06/30/21 (c)                96M           97,821
                                                                     -----------
                                                                         705,558
                                                                     -----------
TOTAL BONDS
  (COST $6,894,335)                                                    7,120,026
                                                                     -----------


                                                                         VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 38.4%
CONSUMER DISCRETIONARY 1.9%
COMCAST CORP. (d)                                       11,250           286,313
IDEARC, INC. (a)                                           364            12,376
TARGET CORP. (a)                                         3,459           212,832
TOYOTA MOTOR CORP. ADR                                   3,000           400,500

                                                                        VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
WALT DISNEY CO. (a)                                      5,573        $  190,931
                                                                     -----------
                                                                       1,102,952
                                                                     -----------
CONSUMER STAPLES 2.8%
ALTRIA GROUP, INC                                        3,497           294,727
CLOROX CO. (a)                                           2,000           126,720
COCA-COLA CO                                             4,455           207,959
COLGATE-PALMOLIVE CO                                     2,500           168,400
GENERAL MILLS, INC                                       2,811           158,428
KIMBERLY-CLARK CORP. (a)                                 4,544           309,492
PROCTER & GAMBLE CO                                      2,772           175,994
WAL-MART STORES, INC                                     3,928           189,723
                                                                     -----------
                                                                       1,631,443
                                                                     -----------
ENERGY 3.6%
BP PLC ADR (a)                                           3,991           246,005
CONOCOPHILLIPS                                           7,088           463,697
EXXONMOBIL CORP                                          8,245           591,002
GLOBALSANTAFE CORP                                       4,500           259,335
HESS CORP. (a)                                           1,426            75,649
OCCIDENTAL PETROLEUM CORP                                3,162           146,021
SCHLUMBERGER LTD                                         1,600           100,480
WEATHERFORD INT'L., LTD. (a)(d)                          5,000           200,750
                                                                     -----------
                                                                       2,082,939
                                                                     -----------
EXCHANGE TRADED FUNDS 4.5%
SPDR TRUST SERIES 1 (a)                                 18,500         2,608,870
                                                                     -----------

FINANCIALS 6.6%
ALLSTATE CORP                                            1,818           109,189
AMERICAN INT'L. GROUP, INC                               6,165           413,671
BANK OF AMERICA CORP                                    10,088           513,177
CITIGROUP, INC                                          10,047           506,369
FRANKLIN RESOURCES, INC. (a)                             1,800           211,302
JPMORGAN CHASE & CO                                      9,640           476,216
MERRILL LYNCH & CO., INC. (a)                            3,005           251,458
MOODY'S CORP. (a)                                        4,700           304,184
PNC FINANCIAL SERVICES GROUP, INC. (a)                   5,006           366,990
TRAVELERS COS., INC. (a)                                 7,409           376,081
WELLS FARGO & CO. (a)                                    8,032           278,710
                                                                     -----------
                                                                       3,807,347
                                                                     -----------
HEALTH CARE 4.4%
BAXTER INT'L., INC                                       2,588           129,426
BRISTOL-MYERS SQUIBB CO                                  5,500           145,145
CAREMARK RX, INC                                         1,884           116,036
ELI LILLY & CO                                           5,200           273,728

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -11-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------
                                                                        VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------


GLAXOSMITHKLINE PLC ADR (a)                              5,200        $  292,084
JOHNSON & JOHNSON                                        2,406           151,698
MEDTRONIC, INC. (a)                                      5,245           264,138
MERCK & CO., INC                                         4,778           210,996
NOVARTIS AG ADR (a)                                      2,400           133,032
PFIZER, INC                                             16,027           400,034
QUEST DIAGNOSTICS, INC. (a)                              3,000           153,060
UNITEDHEALTH GROUP, INC                                  3,000           156,600
WYETH                                                    1,868            91,383
                                                                     -----------
                                                                       2,517,360
                                                                     -----------
INDUSTRIALS 5.6%
CANADIAN NATIONAL RAILWAY CO                             7,000           305,970
DEERE & CO. (a)                                          5,000           542,100
GENERAL ELECTRIC CO                                     11,713           409,018
HONEYWELL INT'L., INC                                    7,300           339,012
LOCKHEED MARTIN CORP. (a)                                2,861           278,318
ROCKWELL AUTOMATION, INC. (a)                            5,000           310,450
TYCO INT'L. LTD                                          5,403           166,575
UNITED TECHNOLOGIES CORP                                 6,000           393,780
WASTE MANAGEMENT, INC                                   15,000           510,750
                                                                     -----------
                                                                       3,255,973
                                                                     -----------
INFORMATION TECHNOLOGY 3.1%
ALTERA CORP. (a)(d)                                      4,994           105,423
ANSYS, INC. (a)(d)                                       4,000           204,080
CANON, INC. ADR                                          6,000           324,420
INTEL CORP                                               4,600            91,310
MICROCHIP TECHNOLOGY, INC. (a)                           8,500           302,600
MICROSOFT CORP                                           8,671           244,262
MOTOROLA, INC. (a)                                       3,753            69,506
SEAGATE TECHNOLOGY (a)                                   8,500           228,650
TEXAS INSTRUMENTS, INC                                   7,000           216,720
                                                                     -----------
                                                                       1,786,971
                                                                     -----------
MATERIALS 2.5%
DOW CHEMICAL CO. (a)                                     2,354           103,105
EI DU PONT DE NEMOURS & CO. (a)                          7,000           355,250
PACKAGING CORP OF AMERICA (a)                           12,500           306,250
PRAXAIR, INC. (a)                                        5,000           308,450
WEYERHAEUSER CO. (a)                                     4,308           369,928
                                                                     -----------
                                                                       1,442,983
                                                                     -----------
TELECOMMUNICATION SERVICES 1.7%
AT&T, INC. (a)                                          11,346           417,533
CHUNGHWA TELECOM CO
LTD. ADR                                                    94             1,813

                                                                        VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
SPRINT NEXTEL CORP. (a)                                 16,091        $  310,234
VERIZON COMMUNICATIONS, INC. (a)                         7,297           273,127
                                                                     -----------
                                                                       1,002,707
                                                                     -----------
UTILITIES 1.7%
DPL INC. (a)                                             5,500           165,935
ENERGY EAST CORP. (a)                                    3,437            84,928
ENTERGY CORP. (a)                                        1,734           171,146
FPL GROUP INC. (a)                                       3,411           201,488
MIRANT CORP. (d)                                         5,464           203,589
TXU CORP. (a)                                            2,181           144,273
                                                                     -----------
                                                                         971,359
                                                                     -----------
TOTAL COMMON STOCKS
  (COST $18,749,534)                                                  22,210,904
                                                                     -----------
FOREIGN STOCKS 1.5%
GERMANY 0.5%
PUMA AG RUDOLF DASSLER
SPORT (E)                                                  800           284,143
                                                                     -----------
JAPAN 0.2%
NOMURA HOLDINGS, INC. (E)                                4,800           103,949
                                                                     -----------
SWITZERLAND 0.3%
NESTLE SA (E)                                              500           186,008
                                                                     -----------
UNITED KINGDOM 0.5%
DIAGEO PLC (E)                                           7,500           147,820
SCOTTISH POWER PLC (E)                                  11,642           174,425
                                                                     -----------
                                                                         322,245
                                                                     -----------
TOTAL FOREIGN STOCKS
  (COST $801,215)                                                        896,345
                                                                     -----------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 2.6%
TOYOTA CREDIT 5.22%, 03/06/07                            1,500M      $ 1,498,913
                                                                     -----------


                                                                        VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS 24.6%
  STATE STREET NAVIGATOR
  SECURITIES LENDING
  PRIME PORTFOLIO (F)
  (COST $14,237,234)                                14,237,234        14,237,234
                                                                     -----------
TOTAL INVESTMENTS     123.1%
  (COST $67,386,281)**                                                71,279,344
EXCESS OF LIABILITIES
OVER OTHER ASSETS (23.1)%                                            (13,395,615)
                                                                     -----------
NET ASSETS 100.0%                                                    $57,883,729
                                                                     ===========

FOOTNOTES
(a) All or a portion of this security was on loan at February 28, 2007. The aggregate cost and market value of securities on loan at february 28, 2007 is $9,621,912 and $11,180,238, respectively.
(b) Paxson Communications has a variable interest rate that floats quarterly on the 15th of January, April, July, October. The interest rate is based on the 3-month Libor rate plus 6.25%.
(c) Security exempt from registration under Rule 144a of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At February 28, 2007, the market value of Rule 144a securities amounted to $307,821 or .53% of net assets.
(d)  Non-income producing
(e)  Foreign denominated
(f) Money market mutual fund under the Investment Company 1940, as amended, and advised by Funds Management, Inc., an affiliate State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see ).
** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $3,893,064 of which $4,140,740 related to appreciated securities and $247,676 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
ADR -- American Depositary Receipt


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE DURATION**
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07
AVERAGE EFFECTIVE DURATION 3.3 YEARS** (for all Fixed Income Holdings)

DURATION                        PERCENT   DURATION                       PERCENT
----------------------------------------  --------------------------------------
LESS THAN 1 YR.                  0.05%    4 YRS. TO 5.99 YRS.             19.36%
----------------------------------------  --------------------------------------
1 YR. TO 2.99 YRS.               52.49%   6 YRS. TO 7.99 YRS.              5.12%
----------------------------------------  --------------------------------------
3 YRS. TO 3.99 YRS.              22.98%
----------------------------------------

TOP 10 HOLDINGS*
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07
                                               Maturity         Percent of
Description                  Coupon              Date           Net Assets
--------------------------------------------------------------------------------
FHR 3149 PB                   6.0%            08/15/29             5.6%
--------------------------------------------------------------------------------
FHR 3213 PD                   6.0%            08/15/35             5.4%
--------------------------------------------------------------------------------
FHR 3165 GC                   6.0%            05/15/32             5.3%
--------------------------------------------------------------------------------
FNR 06-66 NV                  6.5%            02/25/24             5.2%
--------------------------------------------------------------------------------
FHR 3220 PC                   6.0%            11/15/32             5.2%
--------------------------------------------------------------------------------
FNR 04-53 NC                  5.5%            07/25/24             5.2%
--------------------------------------------------------------------------------
FNR 06-63 VH                  6.5%            03/25/23             4.9%
--------------------------------------------------------------------------------
FNR 06-88 BV                  6.5%            11/25/25             4.8%
--------------------------------------------------------------------------------
FHR 2485 TJ                   6.0%            08/15/32             4.7%
--------------------------------------------------------------------------------
FHR 3213 JC                   6.0%            05/15/32             4.7%
--------------------------------------------------------------------------------
TOTAL OF NET ASSETS                                               51.0%

*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS BELOW.
**THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF THE MORTGAGE-BACKED BONDS TO SENSITIVITY OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.

--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 98.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS 98.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION 56.5%
COLLATERALIZED MORTGAGE OBLIGATIONS:
FHR 3199 VA 6%, 06/15/17                                 4,806M     $  4,920,941
FHR 3199 VH 6.35%, 05/15/23                              9,121M        9,425,550
FHR 3218 MB 6%, 01/15/26                                 7,000M        7,162,610
FHR 3181 BV 6.5%, 06/15/26                               4,000M        4,182,680
FHR 3149 PB 6%, 08/15/29                                12,000M       12,262,920
FHR 2932 AP 5%, 01/15/31                                10,000M        9,849,000
FHR 3165 GC 6%, 05/15/32                                11,217M       11,481,048
FHR 3213 JC 6%, 05/15/32                                10,000M       10,193,200
FHR 2485 TJ 6%, 08/15/32                                10,000M       10,239,500
FHR 3220 PC 6%, 11/15/32                                11,037M       11,307,075
FHR 3213 PD 6%, 08/15/35                                11,393M       11,697,535


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
FHR 3254 QE 6%, 11/15/36                                 7,539M     $  7,776,358
                                                                    ------------
                                                                     110,498,417
                                                                    ------------
MORTGAGE-BACKED SECURITIES:
30-YEAR:
FHLMC 252153 11%, 11/01/09                                 522               558
FHLMC 170141 11%, 09/01/15                                   3M            2,868
FHLMC 170147 11%, 11/01/15                                   2M            2,585
FHLMC 360017 11%, 11/01/17                                   1M            1,244
FHLMC 544457 11%, 12/01/17                                   6M            5,902
FHLMC A57126 6%, 02/01/37                               10,000M       10,096,423
FHLMC A57993 6%, 03/01/37                                2,044M        2,064,022
                                                                    ------------
                                                                      12,173,602
                                                                    ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                         122,672,019
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 35.8%
COLLATERALIZED MORTGAGE OBLIGATIONS:
FNR 06-63 VH 6.5%, 03/25/23                             10,283M       10,712,974
FNR 06-78 BV 6.5%, 06/25/23                              5,714M        5,970,216


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
FNR 06-66 NV 6.5%, 02/25/24                             11,000M     $ 11,399,960
FNR 04-53 NC 5.5%, 07/25/24                             11,132M       11,224,921
FNR 06-35 MN 6%, 12/25/24                                4,000M        4,073,280
FNR 06-88 BV 6.5%, 11/25/25                             10,000M       10,428,400
FNR 06-90 BG 6%, 09/25/36                                3,000M        3,098,220
                                                                    ------------
                                                                      56,907,971
                                                                    ------------
MORTGAGE-BACKED SECURITIES:
10-YEAR:
FNMA 556247 7%, 10/01/10                                    87M           89,083
                                                                    ------------
15-YEAR:
FNMA 909700 6%, 02/01/22                                7,201M         7,316,054
                                                                    ------------
20-YEAR:
FNMA 252206 6%, 01/01/19                                    54M           55,079
FNMA 573745 6.5%, 08/01/20                                 104M          107,089
FNMA 758564 6%, 09/01/24                                   844M          856,960
FNMA 256641 6%, 03/01/27                                10,000M       10,130,902
                                                                    ------------
                                                                      11,150,030
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -13-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------

25-YEAR:
FNMA 251808 10%, 04/01/18                                   20M     $     21,539
                                                                    ------------
30-YEAR:
FNMA 2109 9.25%, 10/01/09                                   12M           12,915
FNMA 426830 8%, 11/01/24                                    67M           71,033
FNMA 738887 5.5%, 10/01/33                               1,043M        1,037,760
FNMA 748895 6%, 12/01/33                                 1,181M        1,192,289
                                                                    ------------
                                                                       2,313,997
                                                                    ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           77,798,674
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE CORPORATION 5.9%
COLLATERALIZED MORTGAGE OBLIGATIONS:
GNR 03-70 TE 5.5%, 02/20/33                             10,000M        9,980,900
                                                                    ------------
MORTGAGE-BACKED SECURITIES:
15-YEAR:
GNMA II 3197 7%, 02/20/17                                   37M           38,364
                                                                    ------------
20-YEAR:
GNMA 623177 6.5%, 08/15/23                                 434M          446,523
                                                                    ------------
25-YEAR:
GNMA 608728 6.5%, 11/15/25                                 802M          825,418
                                                                    ------------
30-YEAR:
GNMA 102852 13%, 10/15/13                                    46               51
GNMA 506805 6.5%, 06/15/29                                 394M          406,291
GNMA 606242 6%, 04/15/34                                 1,193M        1,213,149
                                                                    ------------
                                                                       1,619,491
                                                                    ------------
TOTAL GOVERNMENT NATIONAL
MORTGAGE CORPORATION                                                  12,910,696
                                                                    ------------
TOTAL INVESTMENTS 98.2%
(COST $211,296,614)**                                                213,381,389
OTHER ASSETS IN
EXCESS OF LIABILITIES 1.8%                                             3,876,984
                                                                    ------------
NET ASSETS 100.0%                                                   $217,258,373
                                                                    ============

FOOTNOTES

** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $2,084,775 of which $2,240,411 related to appreciated securities and $155,636 related to depreciated securities.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL GROWTH LEADERS FUND
--------------------------------------------------------------------------------
TOP SECTORS
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Sector                      Percent      Sector                          Percent
-----------------------------------      ---------------------------------------
INDUSTRIALS                   18.8%      HEALTH CARE                       6.0%
-----------------------------------      ---------------------------------------
INFORMATION TECHNOLOGY        18.3%      CONSUMER DISCRETIONARY            3.5%
-----------------------------------      ---------------------------------------
FINANCIALS                    17.2%      UTILITIES                         3.4%
-----------------------------------      ---------------------------------------
MATERIALS                     16.2%      ENERGY                            2.5%
-----------------------------------      ---------------------------------------
CONSUMER STAPLES              10.6%
-----------------------------------

TOP 10 HOLDINGS*
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Description                     Percent    Description                   Percent
---------------------------------------    -------------------------------------
ANSYS, INC.                      4.5%      JACOBS ENGINEERING GROUP, INC.   3.6%
---------------------------------------    -------------------------------------
BLACKROCK, INC.                  4.4%      ROCHE HOLDING AG                 3.6%
---------------------------------------    -------------------------------------
ALLEGHENY TECHNOLOGIES, INC.     4.1%      MCDONALD'S CORP.                 3.5%
---------------------------------------    -------------------------------------
CISCO SYSTEMS, INC.              3.7%      PRAXAIR, INC.                    3.4%
---------------------------------------    -------------------------------------
AMERICAN EXPRESS CO.             3.6%        TOTAL OF NET ASSETS           38.0%
---------------------------------------
PRECISION CASTPARTS CORP.        3.6%
---------------------------------------
*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.

--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 96.5%
CONSUMER DISCRETIONARY 3.5%
MCDONALD'S CORP                                         10,000       $   437,200
                                                                     -----------
CONSUMER STAPLES 10.6%
CORN PRODUCTS INT'L., INC                               10,200           326,094
PEPSICO, INC                                             6,000           378,900
WALGREEN CO. (a)                                         8,000           357,680
WAL-MART DE MEXICO SA DE CV ADR (b)                      7,000           269,850
                                                                     -----------
                                                                       1,332,524
                                                                     -----------
ENERGY 2.5%
SCHLUMBERGER LTD. (a)                                    5,000           314,000
                                                                     -----------
FINANCIALS 17.2%
AMERICAN EXPRESS CO                                      8,000           454,960
BEAR STEARNS COS., INC                                   2,500           380,600
BLACKROCK, INC. (a)                                      3,500           556,640
CB RICHARD ELLIS GROUP, INC. (a)(b)                     11,000           366,520
GOLDMAN SACHS GROUP, INC                                 2,000           403,200
                                                                     -----------
                                                                       2,161,920
                                                                     -----------
HEALTH CARE 6.0%
MEDTRONIC, INC. (a)                                      6,000           302,160
ROCHE HOLDING AG ADR (a)                                 5,000           446,250
                                                                     -----------
                                                                         748,410
                                                                     -----------
INDUSTRIALS 18.8%
EMERSON ELECTRIC CO. (a)                                10,000           430,900
GENERAL ELECTRIC CO. (a)                                11,000           384,120


                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
JACOBS ENGINEERING
GROUP, INC. (a)(b)                                       5,000       $   451,700
KANSAS CITY SOUTHERN (a)(b)                             10,000           320,400
PRECISION CASTPARTS CORP. (a)                            5,000           454,850
ROBERT HALF INT'L., INC                                  8,000           312,560
                                                                     -----------
                                                                       2,354,530
                                                                     -----------
INFORMATION TECHNOLOGY 18.3%
ANSYS, INC. (a)(b)                                      11,000           561,220
AUTODESK, INC. (a)(b)                                   10,000           411,500
AUTOMATIC DATA PROCESSING, INC                           7,000           348,530
CISCO SYSTEMS, INC. (b)                                 18,000           466,920
PAYCHEX, INC. (a)                                        7,000           284,410
SAP AG ADR                                               5,000           229,850
                                                                     -----------
                                                                       2,302,430
                                                                     -----------
MATERIALS 16.2%
ALLEGHENY TECHNOLOGIES, INC. (a)                         5,000           512,250
COMMERCIAL METALS CO. (a)                               13,300           366,282
FREEPORT-MCMORAN COPPER & GOLD, INC. (a)                 6,000           344,460
PHELPS DODGE CORP. (a)                                   3,000           374,730
PRAXAIR, INC. (a)                                        7,000           431,830
                                                                     -----------
                                                                       2,029,552
                                                                     -----------


                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
UTILITIES 3.4%
DOMINION RESOURCES, INC. (a)                             5,000       $   427,650
                                                                     -----------
TOTAL COMMON STOCKS
  (COST $10,605,588)                                                  12,108,216
                                                                     -----------
MONEY MARKET FUNDS 23.9%
STATE STREET NAVIGATOR SECURITIES LENDING
  PRIME PORTFOLIO (c)
  (COST $2,999,156) 2,999,156                                          2,999,156
                                                                     -----------
TOTAL INVESTMENTS 120.4%
  (COST $13,604,744)**                                                15,107,372
EXCESS OF LIABILITIES
OVER OTHER ASSETS (20.4)%                                             (2,562,646)
                                                                     -----------
NET ASSETS 100.0%                                                    $12,544,726
                                                                     ===========

FOOTNOTES
(a) All or a portion of this security was on loan at February 28, 2007. The aggregate cost and market value of securities on loan at February 28, 2007 is $2,704,043 and $2,931,623, respectively.
(b)  NON-INCOME PRODUCING


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -15-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL GROWTH LEADERS FUND
--------------------------------------------------------------------------------

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $1,502,629 of which $1,657,520 related to appreciated securities and $154,891 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
ADR - American Depositary Receipt










    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO WEIGHTINGS at 02/28/07
AVERAGE EFFECTIVE DURATION 3.9 YEARS** (for all Fixed Income Holdings)

                              Percentage of                        Percentage of
Asset Category                  Net Assets   Asset Category          Net Assets
-------------------------------------------  -----------------------------------
BONDS                              89.4%     FOREIGN STOCKS             0.1%
-------------------------------------------  -----------------------------------
COMMON STOCKS                       4.2%
-------------------------------------------

TOP 10 HOLDINGS*
AS A PERCENTAGE OF NET ASSETS OF 02/28/07
                                                  Maturity     Percent of
Description                        Coupon           Date        Net Assets
--------------------------------------------------------------------------------
AMSCAN HOLDINGS, INC.               8.8%          05/01/14        2.6%
--------------------------------------------------------------------------------
MOTHERS WORK, INC.                 11.3%          08/01/10        2.1%
--------------------------------------------------------------------------------
AMC ENTERTAINMENT, INC.             9.9%          02/01/12        1.6%
--------------------------------------------------------------------------------
TRUMP ENTERTAINMENT RESORTS, INC.   8.5%          06/01/15        1.6%
--------------------------------------------------------------------------------
SUNGARD DATA SYSTEMS, INC.          9.1%          08/15/13        1.6%
--------------------------------------------------------------------------------
HCA, INC.                           9.3%          11/15/16        1.5%
--------------------------------------------------------------------------------
GMAC LLC                            8.0%          11/01/31        1.4%
--------------------------------------------------------------------------------
LYONDELL CHEMICAL CO.              10.5%          06/01/13        1.4%
--------------------------------------------------------------------------------
FORD MOTOR CREDIT CO.               9.9%          08/10/11        1.4%
--------------------------------------------------------------------------------
UNIVERSAL HOSPITAL SERVICES,       10.1%          11/01/11        1.4%
--------------------------------------------------------------------------------
TOTAL OF NET ASSETS                                              16.6%

*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS BELOW.
**THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF THE MORTGAGE-BACKED BONDS TO SENSITIVITY OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.

--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
BONDS 89.4%
BASIC INDUSTRY 11.3%
AINSWORTH LUMBER CO LTD. 7.25%, 10/01/12 (a)                  500M  $    392,500
BOISE CASCADE LLC 7.125%, 10/15/14                            500M       492,500
CHEMTURA CORP. 6.875%, 06/01/16                               500M       487,500
DOMTAR, INC. 7.125%, 08/15/15                                 500M       504,375
FREEPORT-MCMORAN COPPER & GOLD, INC. 10.125%, 02/01/10        775M       811,812
GEORGIA GULF CORP. 10.75%, 10/15/16 (a)(b)                    500M       492,500
LYONDELL CHEMICAL CO. 10.5%, 06/01/13                       1,000M     1,100,000
MASSEY ENERGY CO. 6.625%, 11/15/10                            500M       508,750
MOSAIC CO. 7.625%, 12/01/16 (b)                               750M       785,625
NEWPAGE CORP. 12%, 05/01/13 (a)                               500M       547,500
PQ CORP. 7.5%, 02/15/13                                       500M       506,250
RYERSON, INC. 8.25%, 12/15/11                                 500M       507,500
UNIVERSAL FOODS CORP. 6.5%, 04/01/09                        1,000M     1,005,690



                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------

VERSO PAPER HOLDINGS LLC 11.375%, 08/01/16 (b)                500M  $    540,000
                                                                    ------------
                                                                       8,682,502
                                                                    ------------
CAPITAL GOODS 3.8%
BERRY PLASTICS HOLDING CORP. 8.875%, 09/15/14 (b)             500M       520,000
DRS TECHNOLOGIES, INC. 7.625%, 02/01/18                       500M       517,500
GRAHAM PACKAGING CO., INC. 9.875%, 10/15/14 (a)               800M       828,000
HEXCEL CORP. 6.75%, 02/01/15                                  500M       498,750
RBS GLOBAL INC AND REXNORD CORP. 11.75%, 08/01/16 (a)(b)      500M       550,000
                                                                    ------------
                                                                       2,914,250
                                                                    ------------
CONSUMER CYCLICAL 14.9%
ALH FINANCE LLC/ALH FINANCE CORP. 8.5%, 01/15/13              500M       505,000
AMERICAN AXLE & MANUFACTURING, INC
  7.875%, 03/01/17                                            500M       502,500
FORD MOTOR CREDIT CO. 6.1938%, 09/28/07                     1,000M     1,000,290
  9.875%, 08/10/11                                          1,000M     1,079,920
GENERAL MOTORS CORP. 7.7%, 04/15/16 (a)                     1,000M       955,000



                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
GMAC LLC 8%, 11/01/31                                       1,000M  $  1,105,790
KELLWOOD CO. 7.875%, 07/15/09                               1,000M     1,023,710
LEVI STRAUSS & CO 9.75%, 01/15/15 (a)                         775M       856,375
MOTHERS WORK, INC. 11.25%, 08/01/10 (a)                     1,518M     1,601,490
TENNECO, INC. 10.25%, 07/15/13                                500M       547,500
UNIFI, INC. 11.5%, 05/15/14                                   750M       755,625
UNITED AUTO GROUP, INC. 7.75%, 12/15/16 (b)                   500M       511,250
                        9.625%, 03/15/12                    1,000M     1,053,130
                                                                    ------------
                                                                      11,497,580
                                                                    ------------
CONSUMER NON-CYCLICAL 5.5%
AMERICAN GREETINGS CORP. 7.375%, 06/01/16                     700M       727,125
AMSCAN HOLDINGS, INC. 8.75%, 05/01/14                       2,000M     1,980,000
CONSTELLATION BRANDS, INC. 7.25%, 09/01/16                    500M       521,250
DOLE FOOD CO., INC. 8.625%, 05/01/09                          500M       503,750
SUPERVALU, INC. 7.5%, 11/15/14                                500M       522,275
                                                                    ------------
                                                                       4,254,400
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -17-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
ENERGY 7.4%
CALFRAC HOLDINGS LP 7.75%, 02/15/15 (a)(b)                    250M  $    248,125
CHESAPEAKE ENERGY CORP. 6.875%, 11/15/20                      900M       906,750
CLAYTON WILLIAMS ENERGY, INC. 7.75%, 08/01/13                 500M       477,500
MARKWEST ENERGY PARTNERS LP / MARKWEST ENERGY FINANCE CORP
  8.5%, 07/15/16 (b)                                          500M       521,250
OPTI CANADA, INC. 8.25%, 12/15/14 (b)                         250M       260,000
PETROHAWK ENERGY CORP. 9.125%, 07/15/13 (a)                   750M       800,625
PHI, INC. 7.125%, 04/15/13                                    650M       633,750
REGENCY ENERGY PARTNERS LP/REGENCY ENERGY FINANCE CORP
  8.375%, 12/15/13 (b)                                        750M       770,625
SONAT, INC. 7%, 02/01/18                                      500M       518,750
WILLIAMS PARTNERS LP/WILLIAMS PARTNERS FINANCE CORP
  7.25%, 02/01/17 (b)                                         500M       527,500
                                                                    ------------
                                                                       5,664,875
                                                                    ------------
MEDIA 7.8%
CCH I LLC 11%, 10/01/15                                       400M       418,000
CHARTER COMMUNICATIONS HOLDINGS II LLC 10.25%, 09/15/10       800M       844,000
CHARTER COMMUNICATIONS OPERATING LLC/CHARTER
  COMMUNICATIONS OPERATING CAPITAL 8.375%, 04/30/14 (b)       250M       263,125
CLEAR CHANNEL COMMUNICATIONS, INC. 5.5%, 12/15/16             250M       216,112
CSC HOLDINGS, INC. 7.25%, 07/15/08                            750M       763,125
                   7.25%, 04/15/12                            250M       248,750
DEX MEDIA, INC. 8%, 11/15/13                                  500M       525,000
ECHOSTAR DBS CORP. 5.75%, 10/01/08                            500M       501,250
IDEARC, INC. 8%, 11/15/16 (b)                                 400M       413,000


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
LIN TELEVISION CORP. 6.5%, 05/15/13 (a)                       500M  $    490,000
MEDIACOM LLC 7.875%, 02/15/11                                 500M       503,750
VIDEOTRON LTEE 6.375%, 12/15/15                               800M       790,000
                                                                    ------------
                                                                       5,976,112
                                                                    ------------
SERVICES CYCLICAL 15.7%
AMC ENTERTAINMENT, INC. 9.875%, 02/01/12                    1,200M     1,267,500
ARAMARK CORP. 8.5%, 02/01/15 (b)                              400M       417,500
BEAZER HOMES USA, INC. 8.125%, 06/15/16 (a)                   400M       415,000
                       8.375%, 04/15/12 (a)                   400M       412,000
                       8.625%, 05/15/11 (a)                   750M       772,500
CHC HELICOPTER CORP. 7.375%, 05/01/14                         550M       543,125
CINEMARK, INC. 0%, 03/15/14 (c)                             1,000M       902,500
HERBST GAMING, INC. 7%, 11/15/14                              925M       906,500
K HOVNANIAN ENTERPRISES, INC. 8.875%, 04/01/12 (a)            500M       515,000
MARQUEE HOLDINGS, INC. 0%, 08/15/14 (d)                     1,000M       885,000
MERITAGE HOMES CORP. 6.25%, 03/15/15 (a)                      750M       705,000
PARK PLACE ENTERTAINMENT CORP. 7.875%, 03/15/10               500M       530,000
POSTER FINANCIAL GROUP, INC. 8.75%, 12/01/11                1,000M     1,045,000
RENTAL SERVICES CORP. 9.5%, 12/01/14 (b)                      600M       642,000
TRUMP ENTERTAINMENT RESORTS, INC. 8.5%, 06/01/15 (a)        1,250M     1,256,250
UNITED RENTALS NORTH AMERICA, INC. 7%, 02/15/14 (a)           350M       353,500
                                   7.75%, 11/15/13 (a)        500M       513,750
                                                                    ------------
                                                                      12,082,125
                                                                    ------------
SERVICES NON-CYCLICAL 6.3%
ALLIED WASTE NORTH AMERICA, INC. 8.5%, 12/01/08               500M       527,500
HCA, INC. 9.25%, 11/15/16 (b)                               1,100M     1,181,125




                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
INVACARE CORP. 9.75%, 02/15/15 (b)                            500M  $    511,250
SERVICE CORP INTERNATIONAL/US 7.375%, 10/01/14                500M       526,250
                              7.625%, 10/01/18                500M       533,750
UNIVERSAL HOSPITAL SERVICES, INC. 10.125%, 11/01/11         1,005M     1,072,838
WASTE SERVICES, INC. 9.5%, 04/15/14                           500M       531,250
                                                                    ------------
                                                                       4,883,963
                                                                    ------------
TECHNOLOGY 3.3%
FREESCALE SEMICONDUCTOR, INC. 8.875%, 12/15/14 (a)(b)         750M       764,063
NXP BV/NXP FUNDING LLC 7.875%, 10/15/14 (b)                   250M       259,375
                       9.5%, 10/15/15 (a)(b)                  250M       259,375
SUNGARD DATA SYSTEMS, INC. 9.125%, 08/15/13                 1,150M     1,233,375
                                                                    ------------
                                                                       2,516,188
                                                                    ------------
TELECOMMUNICATIONS 8.9%
CENTENNIAL COMMUNICATIONS CORP. 10%, 01/01/13                 250M       271,250
CINCINNATI BELL, INC. 8.375%, 01/15/14 (a)                    500M       515,625
CITIZENS COMMUNICATIONS CO. 6.25%, 01/15/13                   250M       251,250
DOBSON COMMUNICATIONS CORP. 8.875%, 10/01/13 (a)              500M       518,125
HORIZON PCS, INC. 11.375%, 07/15/12                           600M       669,000
INTELSAT BERMUDA LTD. 11.25%, 06/15/16 (b)                    400M       455,000
INTELSAT CORP. 9%, 06/15/16 (b)                               300M       330,750
INTELSAT SUBSIDIARY HOLDING CO LTD. 8.25%, 01/15/13           300M       314,250
QWEST COMMUNICATIONS INT'L, INC. 7.5%, 02/15/14               500M       520,625
QWEST CORP. 7.875%, 09/01/11                                  500M       533,125
ROGERS WIRELESS, INC. 6.375%, 03/01/14                        350M       360,937

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -18-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
ROGERS WIRELESS, INC. 7.5%, 03/15/15                          575M  $    633,937
UBIQUITEL OPERATING CO. 9.875%, 03/01/11                      425M       457,360
US UNWIRED, INC. 10%, 06/15/12                                425M       465,112
WINDSTREAM CORP. 8.125%, 08/01/13                             500M       541,875
                                                                    ------------
                                                                       6,838,221
                                                                    ------------
UTILITIES 4.5%
FPL ENERGY NATIONAL WIND 6.125%, 03/25/19 (b)                 912M       893,040
NRG ENERGY, INC. 7.375%, 02/01/16 1,000M                               1,022,500
RELIANT ENERGY, INC. 6.75%, 12/15/14                          500M       521,250
SEMCO ENERGY, INC. 7.125%, 05/15/08                           500M       506,890
                   7.75%, 05/15/13                            500M       513,420
                                                                    ------------
                                                                       3,457,100
                                                                    ------------
TOTAL BONDS
  (COST $65,992,567)                                                  68,767,316
                                                                    ------------


                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 4.2%
CONSUMER DISCRETIONARY 0.9%
SIX FLAGS, INC. (a)(E)                                      55,000       340,450
TRUMP ENTERTAINMENT RESORTS, INC. (a)(E)                    20,000       351,800
                                                                    ------------
                                                                         692,250
                                                                    ------------
ENERGY 1.5%
CHC HELICOPTER CORP. (a)                                    13,000       267,800
EV ENERGY PARTNER LP (a)(E)(F)                              12,401       343,136
PEABODY ENERGY CORP. (a)                                     8,000       323,200
QUICKSILVER RESOURCES, INC. (E)                              3,000       115,710
RANGE RESOURCES CORP                                         3,300       105,369
                                                                    ------------
                                                                       1,155,215
                                                                    ------------
HEALTH CARE 0.4%
BRISTOL-MYERS SQUIBB CO                                     12,000       316,680
                                                                    ------------

INDUSTRIALS 0.4%
WASTE SERVICES, INC. (a)(E) 30,000                                       320,700
                                                                    ------------

UTILITIES 1.0%
MIRANT CORP. (a)(E)                                         20,000       745,200
                                                                    ------------

TOTAL COMMON STOCKS
  (COST $2,790,254)                                                    3,230,045
                                                                    ------------


                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
FOREIGN STOCKS 0.1%
CANADA 0.1%
OPTI CANADA, INC. (E)(G)                                     5,000  $     83,960
                                                                    ------------

MONEY MARKET FUNDS 21.8%
STATE STREET NAVIGATOR
  SECURITIES LENDING
  PRIME PORTFOLIO (H)
  (COST $16,808,309)                                    16,808,309    16,808,309
                                                                    ------------
LIMITED PARTNERSHIP 0.8%
(ENERGY) 0.8%
UNIVERSAL COMPRESSION PARTNERS LP (a)(F)                    10,000       297,300
WILLIAMS PARTNERS LP (a)(F)                                  7,500       324,000
                                                                    ------------
                                                                         621,300
                                                                    ------------
TOTAL INVESTMENTS 116.3%
  (COST $86,192,299)**                                                89,510,930
EXCESS OF LIABILITIES OVER OTHER ASSETS (16.3)%                      (12,555,988)
                                                                    ------------
NET ASSETS 100.0%                                                   $ 76,954,942
                                                                    ============

FOOTNOTES
(a) All or a portion of this security was on loan at February 28, 2007. The aggregate cost and market value of securities on loan at February 28, 2007 is $15,270,178 and $16,208,282, respectively.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At February 28, 2007, the market value of rule 144a securities amounted to $12,116,477 or 15.74% Of net assets.
(c) Cinemark, Inc. currently pays a 0% coupon, steps up to 9.75% beginning 03/15/2009.
(d) Marquee Holdings, Inc. currently pays a 0% coupon, steps up to 12% beginning 08/15/2009.
(e)     Non-income producing
(f)     Return of Capital paid during the fiscal period
(g)     Foreign Denominated
(h) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $3,318,630 of which $3,463,788 related to appreciated securities and $145,158 related to depreciated securities.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
TOP SECTORS
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Sector                      Percent      Sector                          Percent
-----------------------------------      ---------------------------------------
FINANCIALS                    24.5%      INFORMATION TECHNOLOGY             7.7%
-----------------------------------      ---------------------------------------
INDUSTRIALS                   14.0%      ENERGY                             6.7%
-----------------------------------      ---------------------------------------
CONSUMER STAPLES               9.9%      MATERIALS                          6.3%
-----------------------------------      ---------------------------------------
CONSUMER DISCRETIONARY         9.2%      TELECOMMUNICATION SERVICES         5.7%
-----------------------------------      ---------------------------------------
HEALTH CARE                    8.6%      UTILITIES                          4.8%
-----------------------------------      ---------------------------------------

TOP 10 GEOGRAPHICAL WEIGHTINGS
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Country                     Percent      Country                        Percent
-----------------------------------      ---------------------------------------
JAPAN                        22.1%       HONG KONG                        3.2%
-----------------------------------      ---------------------------------------
UNITED KINGDOM               17.1%       AUSTRALIA                        3.0%
-----------------------------------      ---------------------------------------
GERMANY                      14.3%       FINLAND                          2.7%
-----------------------------------      ---------------------------------------
FRANCE                        9.4%       NORWAY                           1.7%
-----------------------------------      ---------------------------------------
SWITZERLAND                   8.6%
-----------------------------------
NETHERLANDS                   3.7%
-----------------------------------

TOP 10 HOLDINGS*
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Description                 Percent      Country                        Percent
-----------------------------------      ---------------------------------------
FRESENIUS AG                   2.6%      CANON, INC.                      1.9%
-----------------------------------      ---------------------------------------
TNT NV                         2.5%      RWE AG                           1.8%
-----------------------------------      ---------------------------------------
ROYAL BANK OF SCOTLAND         2.4%      MACQUARIE INFRASTRUCTURE         1.8%
  GROUP PLC                                GROUP
-----------------------------------      ---------------------------------------
PUMA AG RUDOLF DASSLER SPORT   2.0%      JULIUS BAER HOLDING AG           1.7%
-----------------------------------      ---------------------------------------
SUMITOMO MITSUI FINANCIAL                TOTAL OF NET ASSETS             20.7%
  GROUP, INC.                  2.0%
-----------------------------------
OLD MUTUAL PLC                 2.0%
-----------------------------------
*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)
                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 97.4%
AUSTRALIA 3.0%
MACQUARIE INFRASTRUCTURE GROUP (a)                   1,025,000     $   3,103,005
NATIONAL AUSTRALIA BANK LTD. (a)(b)                     67,000         2,130,196
                                                                   -------------
                                                                       5,233,201
                                                                   -------------
AUSTRIA 0.7%
OMV AG (a)                                              22,000         1,224,999
                                                                   -------------
BRAZIL 1.2%
CIA VALE DO RIO DOCE ADR                                60,000         2,047,200
                                                                   -------------
CANADA 0.8%
ENCANA CORP. (a)                                        30,000         1,458,191
                                                                   -------------
CHINA 1.3%
CHINA MOBILE LTD. ADR (b)                               50,000         2,321,500
                                                                   -------------
DENMARK 0.8%
DANSKE BANK A/S (a)                                     30,500         1,407,446
                                                                   -------------
FINLAND 2.7%
FORTUM OYJ (a)                                          50,000         1,380,795
NOKIA OYJ (a)                                           84,000         1,833,454

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
STORA ENSO OYJ (a)                                      89,600     $   1,474,597
                                                                   -------------
                                                                       4,688,846
                                                                   -------------
FRANCE 9.4%
AXA SA (a)(b)                                           33,000         1,403,319
CARREFOUR SA (a)(b)                                     38,500         2,568,198
CREDIT AGRICOLE SA (a)(b)                               46,200         1,840,461
DASSAULT SYSTEMES SA (a)(b)                             40,000         2,037,019
GROUPE DANONE (a)(b)                                    15,000         2,372,190
PPR (a)(b)                                              12,000         1,802,082
PUBLICIS GROUPE (a)(b)                                  40,000         1,791,357
TOTAL SA ADR (b)                                        37,000         2,490,840
                                                                   -------------
                                                                      16,305,466
                                                                   -------------
GERMANY 14.3%
ALLIANZ SE (a)                                           7,000         1,505,338
BASF AG (a)                                             17,500         1,780,173
COMMERZBANK AG (a)                                      50,000         2,055,201
DEUTSCHE POSTBANK AG (a)                                15,000         1,260,578
FRESENIUS AG (a)                                        63,000         4,575,086

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
HYPO REAL ESTATE
HOLDING AG (a)                                          25,000     $   1,581,213
MAN AG (a)(b)                                           17,000         1,827,845
PUMA AG RUDOLF DASSLER SPORT (a)                        10,000         3,551,796
RWE AG (a)                                              31,000         3,173,448
SAP AG (a)                                              34,000         1,564,989
SGL CARBON AG (a)(c)                                    75,000         2,002,053
                                                                   -------------
                                                                      24,877,720
                                                                   -------------
HONG KONG 3.2%
CHEUNG KONG HOLDINGS LTD. (a)                          200,000         2,452,877
HSBC HOLDINGS PLC (a)                                   81,700         1,427,059
SHUN TAK HOLDINGS LTD. (a)                           1,150,000         1,707,850
                                                                   -------------
                                                                       5,587,786
                                                                   -------------
ITALY 0.5%
ENI SPA ADR                                             14,287           874,793
                                                                   -------------
JAPAN 22.1%
CANON, INC. (a)(b)                                      61,000         3,304,006

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                      -20-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
CREDIT SAISON CO LTD. (a)(b)                            60,000     $   1,975,573
DAIMARU, INC. (a)(b)                                   130,000         1,808,576
DAIWA HOUSE INDUSTRY CO LTD. (a)(b)                    128,000         2,295,886
EAST JAPAN RAILWAY CO. (a)                                 222         1,707,854
FANUC LTD. (a)                                          22,000         1,967,752
HASEKO CORP. (a)(b)(c)                                 500,000         1,928,959
KDDI CORP. (a)                                             267         2,086,249
KOMATSU LTD. (a)                                        90,000         2,013,997
MILLEA HOLDINGS, INC. (a)                               47,000         1,754,847
NOMURA HOLDINGS, INC. (a)                              106,000         2,295,546
SEGA SAMMY HOLDINGS, INC. (a)(b)                        45,000         1,133,567
SHIN-ETSU CHEMICAL CO LTD. (a)                          27,000         1,697,838
SUMITOMO MITSUI FINANCIAL GROUP, INC. (a)(b)               360         3,502,280
TAKEDA PHARMACEUTICAL CO LTD. (a)(b)                    38,000         2,614,514
TOKYO GAS CO LTD. (a)                                  340,000         1,915,042
TOYOTA MOTOR CORP. (a)                                  35,300         2,370,962
UNI-CHARM CORP. (a)                                     34,000         2,033,413
                                                                   -------------
                                                                      38,406,861
                                                                   -------------
MEXICO 0.9%
FOMENTO ECONOMICO
MEXICANO SA DE CV ADR                                   13,700         1,511,110
                                                                   -------------
NETHERLANDS 3.7%
ING GROEP NV (a)                                        49,000         2,090,334
TNT NV (a)                                             100,000         4,297,644
                                                                   -------------
                                                                       6,387,978
                                                                   -------------
NORWAY 1.7%
ACERGY SA (a)(c)                                        45,000           849,333
STATOIL ASA (a)(b)                                      80,000         2,041,064
                                                                   -------------
                                                                       2,890,397
                                                                   -------------
SINGAPORE 1.2%
SINGAPORE TECHNOLOGIES
ENGINEERING LTD. (a)                                 1,000,000         2,147,092
                                                                   -------------
SOUTH KOREA 1.2%
SAMSUNG ELECTRONICS CO LTD. (a)                          3,500         2,113,914
                                                                   -------------
SPAIN 1.6%
TELEFONICA SA ADR                                       42,000         2,703,960
                                                                   -------------
SWEDEN 1.4%
TELEFONAKTIEBOLAGET LM ERICSSON ADR                     70,000         2,503,200
                                                                   -------------
SWITZERLAND 8.6%
ADECCO SA (a)(b)                                        30,000         1,992,693

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
CREDIT SUISSE GROUP (a)                                 26,000     $   1,796,507
JULIUS BAER HOLDING AG (a)                              24,000         3,021,449
NESTLE SA (a)                                            6,000         2,232,097
NOVARTIS AG (a)(b)                                      40,000         2,220,065
PHONAK HOLDING AG (a)                                   22,000         1,657,842
ROCHE HOLDING AG (a)(b)                                 11,500         2,046,416
                                                                   -------------
                                                                      14,967,069
                                                                   -------------
UNITED KINGDOM 17.1%
ANGLO AMERICAN PLC (a)                                  39,000         1,840,705
BAE SYSTEMS PLC (a)                                    350,000         2,980,908
BP PLC (a)                                             275,000         2,819,180
DIAGEO PLC (a)                                         124,300         2,449,863
GLAXOSMITHKLINE PLC ADR (b)                             30,000         1,685,100
KINGFISHER PLC (a)                                     365,100         1,798,311
OLD MUTUAL PLC (a)                                   1,000,000         3,446,423
ROYAL BANK OF SCOTLAND GROUP PLC (a)                   108,000         4,246,282
SABMILLER PLC (a)                                       90,000         1,987,626
TESCO PLC (a)                                          209,000         1,769,307
UNITED UTILITIES PLC (a)                               132,000         1,881,482
VODAFONE GROUP PLC (a)                                 998,750         2,766,888
                                                                   -------------
                                                                      29,672,075
                                                                   -------------
TOTAL COMMON STOCKS
  (COST $122,815,004)                                                169,330,804
                                                                   -------------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 2.6%
GENERAL ELECTRIC CAPITAL CORP. 5.24%, 03/06/07          3,000M     $   2,997,817
TOYOTA MOTOR CREDIT CORP. 5.21%, 03/02/07               1,500M         1,499,783
                                                                   -------------
TOTAL CORPORATE
SHORT-TERM NOTES
  (COST $4,497,600)                                                    4,497,600
                                                                   -------------

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS 17.6%
STATE STREET NAVIGATOR SECURITIES LENDING
  PRIME PORTFOLIO (d)
  (COST $30,518,454)                                30,518,454     $  30,518,454
                                                                   -------------
TOTAL INVESTMENTS 117.6%
  (COST $157,831,058)**                                              204,346,858
EXCESS OF LIABILITIES
OVER OTHER ASSETS (17.6)%                                            (30,512,824)
                                                                   -------------
NET ASSETS 100.0%                                                  $ 173,834,034
                                                                   =============

FOOTNOTES
(a)     Foreign Denominated
(b) All or a portion of this loan at February 28, 2007. Cost and market value of at February 28, 2007 is $21,539,425.37 and $29,208,109,
        respectively.
(c)     Non-income producing
(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $46,515,801 of which $47,919,471 related to appreciated securities and $1,403,671 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
ADR - American Depositary Receipt


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL MID CAP GROWTH FUND
--------------------------------------------------------------------------------
TOP SECTORS
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Sector                      Percent      Sector                          Percent
-----------------------------------      ---------------------------------------
INFORMATION TECHNOLOGY        22.9%      ENERGY                            8.8%
-----------------------------------      ---------------------------------------
CONSUMER DISCRETIONARY        19.4%      MATERIALS                         5.1%
-----------------------------------      ---------------------------------------
INDUSTRIALS                   16.7%      TELECOMMUNICATION SERVICES        1.4%
-----------------------------------      ---------------------------------------
HEALTH CARE                   13.8%      CONSUMER STAPLES                  1.3%
-----------------------------------      ---------------------------------------
FINANCIALS                     8.8%      UTILITIES                         1.1%
-----------------------------------      ---------------------------------------
TOP 10 HOLDINGS*
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Description                     Percent    Description                   Percent
---------------------------------------    -------------------------------------
COACH, INC.                       1.8%     AUTODESK, INC.                   1.5%
---------------------------------------    -------------------------------------
MEMC ELECTRONIC MATERIALS, INC.   1.6%     BED BATH & BEYOND, INC.          1.5%
---------------------------------------    -------------------------------------
ALLEGHENY TECHNOLOGIES, INC.      1.6%     ROBERT HALF INT'L., INC.         1.4%
---------------------------------------    -------------------------------------
PRAXAIR, INC.                     1.6%     PRECISION CASTPARTS CORP.        1.4%
---------------------------------------    -------------------------------------
TEMPUR-PEDIC INT'L., INC.         1.6%     TOTAL OF NET ASSETS             15.5%
---------------------------------------
ROPER INDUSTRIES, INC.            1.5%
---------------------------------------

*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)
                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 19.4%
AMERICAN EAGLE OUTFITTERS (a)                           69,000     $   2,142,450
BED BATH & BEYOND, INC. (b)                             60,000         2,393,400
CABLEVISION SYSTEMS CORP.                               44,000         1,296,240
COACH, INC. (b)                                         64,000         3,020,800
DICK'S SPORTING GOODS, INC. (a)(b)                      38,000         1,988,920
DOMINO'S PIZZA, INC                                     66,000         2,036,760
HILTON HOTELS CORP                                      60,500         2,135,650
LAMAR ADVERTISING CO. (a)                               32,500         2,081,625
MARRIOTT INT'L., INC                                    44,500         2,131,995
PETSMART, INC                                           72,000         2,182,320
SALLY BEAUTY HOLDINGS, INC. (a)(b)                      90,900           822,645
STARWOOD HOTELS & RESORTS WORLDWIDE, INC                32,500         2,138,500
TEMPUR-PEDIC INT'L., INC. (a)                          107,000         2,663,230
TJX COS., INC                                           62,400         1,716,000
TOLL BROTHERS, INC. (a)(b)                              54,500         1,627,370
WOLVERINE WORLD WIDE, INC                               57,500         1,595,625
                                                                   -------------
                                                                      31,973,530
                                                                   -------------
CONSUMER STAPLES 1.3%
MCCORMICK & CO, INC./MD                                 54,000         2,067,660
                                                                   -------------
ENERGY 8.8%
CAMERON INT'L. CORP. (b)                                38,500         2,182,565
                                                                   -------------


                                                                       VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
GLOBALSANTAFE CORP                                      31,900     $   1,838,397
GRANT PRIDECO, INC. (b)                                 47,200         2,048,952
NOBLE ENERGY, INC                                       35,400         2,037,978
RANGE RESOURCES CORP                                    48,500         1,548,605
SMITH INT'L., INC. (a)                                  27,500         1,127,500
WEATHERFORD INT'L., LTD. (b)                            47,000         1,887,050
WILLIAMS COS, INC                                       65,800         1,774,626
                                                                   -------------
                                                                      14,445,673
                                                                   -------------
FINANCIALS 8.8%
AFFILIATED MANAGERS GROUP, INC. (a)(b)                  20,500         2,326,750
CHICAGO MERCANTILE EXCHANGE HOLDINGS, INC                4,000         2,156,520
HCC INSURANCE HOLDINGS, INC                             44,900         1,407,615
INTERCONTINENTALEXCHANGE, INC. (a)(b)                   13,000         1,961,050
MOODY'S CORP                                            27,000         1,747,440
NASDAQ STOCK MARKET, INC. (a)(b)                        57,000         1,706,010
RAYMOND JAMES FINANCIAL, INC                            67,500         2,031,750
T ROWE PRICE GROUP, INC                                 26,200         1,219,872
                                                                   -------------
                                                                      14,557,007
                                                                   -------------
HEALTH CARE 13.8%
ALLERGAN, INC                                           13,900         1,552,769
COVANCE, INC. (b)                                       36,500         2,250,590
GEN-PROBE, INC. (b)                                     44,000         2,112,880
GILEAD SCIENCES, INC. (b)                               13,000           930,280


                                                                       VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
HENRY SCHEIN, INC. (b)                                  28,000     $   1,460,760
LABORATORY CORP OF AMERICA HOLDINGS (b)                 24,500         1,953,875
MEDICIS PHARMACEUTICAL CORP. (a)                        51,000         1,854,360
MEDIMMUNE, INC. (b)                                     54,000         1,723,140
SHIRE PLC ADR                                           33,000         2,127,510
ST. JUDE MEDICAL, INC. (b)                              57,000         2,260,050
STREETTRACKS SPDR BIOTECH ETF (b)                       25,100         1,211,577
VARIAN MEDICAL SYSTEMS, INC. (b)                        26,500         1,217,675
VCA ANTECH, INC. (b)                                    55,500         2,037,405
                                                                   -------------
                                                                      22,692,871
                                                                   -------------
INDUSTRIALS 16.7%
AMETEK, INC                                             52,000         1,778,400
BE AEROSPACE, INC. (b)                                  55,500         1,675,545
CORRECTIONS CORP OF AMERICA (b)                         44,250         2,316,930
DOVER CORP                                              25,300         1,209,087
EXPEDITORS INT'L WASHINGTON, INC                        46,000         2,063,100
GOODRICH CORP                                           44,000         2,158,200
ITT CORP                                                25,500         1,510,110
JACOBS ENGINEERING GROUP, INC. (b)                      21,900         1,978,446
PRECISION CASTPARTS CORP                                26,000         2,365,220
REPUBLIC SERVICES, INC                                  49,100         2,065,637
RITCHIE BROS AUCTIONEERS, INC                           33,500         1,923,235

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -22-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL MID CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
ROBERT HALF INT'L., INC                                 61,000     $   2,383,270
ROPER INDUSTRIES, INC                                   47,000         2,496,640
STERICYCLE, INC. (a)(b)                                 21,000         1,634,010
                                                                   -------------
                                                                      27,557,830
                                                                   -------------
INFORMATION TECHNOLOGY 22.9%
ACTIVISION, INC. (b)                                   125,000         2,090,000
ADTRAN, INC. (a)                                        33,000           759,990
AKAMAI TECHNOLOGIES, INC. (b)                           38,500         1,985,445
AMPHENOL CORP                                           33,000         2,129,820
ANSYS, INC. (b)                                         36,000         1,836,720
AUTODESK, INC. (b)                                      58,500         2,407,275
BUSINESS OBJECTS SA ADR (a)(b)                          51,500         1,859,150
CIENA CORP. (a)(b)                                      35,200         1,107,744
CITRIX SYSTEMS, INC. (b)                                62,000         1,996,400
COGNIZANT TECHNOLOGY SOLUTIONS CORP. (b)                23,500         2,119,700
EQUINIX, INC. (a)(b)                                    21,000         1,736,070
GLOBAL PAYMENTS, INC                                    21,900           842,493
HYPERION SOLUTIONS CORP. (b)                            47,500         2,034,900
KLA-TENCOR CORP                                         38,400         1,986,816
MAXIM INTEGRATED PRODUCTS, INC                          25,000           818,750
MEMC ELECTRONIC MATERIALS, INC. (b)                     52,500         2,707,425
NOVELL, INC. (b)                                       267,000         1,767,540
RESEARCH IN MOTION LTD. (b)                             11,900         1,673,259
SALESFORCE.COM, INC. (a)(b)                             42,000         1,816,920
TELLABS, INC. (b)                                       71,000           744,080
TESSERA TECHNOLOGIES, INC. (b)                          49,000         1,980,580
XILINX, INC                                             48,500         1,242,570
                                                                   -------------
                                                                      37,643,647
                                                                   -------------
MATERIALS 5.1%
ALLEGHENY TECHNOLOGIES, INC                             26,400         2,704,680
CARPENTER TECHNOLOGY CORP. (a)                          16,200         1,920,510
FREEPORT-MCMORAN COPPER & GOLD, INC. (a)                18,900         1,085,049
PRAXAIR, INC                                            43,500         2,683,515
                                                                   -------------
                                                                       8,393,754
                                                                   -------------
TELECOMMUNICATION SERVICES 1.4%
NII HOLDINGS, INC. (b)                                  33,000         2,337,720
                                                                   -------------


                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
UTILITIES 1.1%
AES CORP. (b)                                           85,500     $   1,822,860
                                                                   -------------
TOTAL COMMON STOCKS
  (COST $132,469,844)                                                163,492,552
                                                                   -------------
MONEY MARKET FUNDS 17.2%
  STATE STREET NAVIGATOR SECURITIES LENDING
  PRIME PORTFOLIO (c)
  (COST $28,398,147)                                28,398,147        28,398,147
                                                                   -------------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 1.1%
AIG FUNDING, INC. 5.25%, 03/05/07                       1,800M     $   1,798,950
                                                                   -------------
TOTAL INVESTMENTS 117.6%
  (COST $162,666,941)**                                              193,689,649
EXCESS OF LIABILITIES
OVER OTHER ASSETS (17.6)%                                            (29,012,929)
                                                                   -------------
NET ASSETS 100.0%                                                  $ 164,676,720
                                                                   =============

FOOTNOTES
(a) All or a portion of this security was on loan at February 28, 2007. The aggregate cost and market value of securities on loan at February 28, 2007 is $23,388,355 and $27,870,492, respectively.
(b)     Non-income producing
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., An affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $31,022,708 of which $31,793,945 related to appreciated securities and $771,237 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
ADR - American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SHORT MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE DURATION **
AS A PERCENTAGE OF NET ASSETS OF 02/28/07
AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 1.4 YEARS**

Duration                            Percent
-------------------------------------------
LESS THAN 1 YR.                      41.13%
-------------------------------------------
1 YR. TO 2.99 YRS.                   57.03%
-------------------------------------------
3 YRS. TO 3.99 YRS.                   1.84%
-------------------------------------------

TOP 10 HOLDINGS*
AS A PERCENTAGE OF NET ASSETS OF 02/28/07
                                            Maturity              Percent of
Description                  Coupon           Date                 Net Assets
--------------------------------------------------------------------------------
FHRR R007 AC                  5.9%          05/15/16                11.9%
--------------------------------------------------------------------------------
FHR 2388 BG                   6.5%          12/15/31                 9.2%
--------------------------------------------------------------------------------
GNR 02-41 TE                  6.0%          07/16/31                 8.4%
--------------------------------------------------------------------------------
FHR 2435 HL                   6.5%          09/15/31                 7.8%
--------------------------------------------------------------------------------
FHR 2492 PE                   6.0%          01/15/22                 5.0%
--------------------------------------------------------------------------------
FHLMC J05907                  6.0%          08/01/19                 4.8%
--------------------------------------------------------------------------------
GNMA 781109                   7.0%          11/15/14                 2.9%
--------------------------------------------------------------------------------
FNMA 725284                   7.0%          11/01/18                 2.7%
--------------------------------------------------------------------------------
FNR 05-105 TJ                 5.5%          12/25/35                 1.8%
--------------------------------------------------------------------------------
FHLMC A17291                  6.5%          11/01/33                 1.7%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                               56.2%

 *"TOP 10 EQUITY HOLDINGS" AND "TOP 10 FIXED INCOME HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.

**THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF THE MORTGAGE-BACKED BONDS TO MEASURE SENSITIVITY OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 99.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS 99.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION 53.1%
COLLATERALIZED MORTGAGE OBLIGATIONS:
FHRR R007 AC 5.875%, 05/15/16                           21,120M     $ 21,350,606
FHR 2353 TD 6%, 09/15/16                                   336M          344,532
FHR 2492 PE 6%, 01/15/22                                 8,907M        9,027,773
FHR 2435 HL 6.5%, 09/15/31                              13,786M       14,037,388
FHR 2388 BG 6.5%, 12/15/31                              15,920M       16,504,301
                                                                    ------------
                                                                      61,264,600
                                                                    ------------
MORTGAGE-BACKED SECURITIES:
10-YEAR:
FHLMC E75462 6%, 03/01/09                                  164M          164,467
FHLMC E83548 6%, 05/01/11                                   97M           98,781
FHLMC E86837 6%, 01/01/12                                  935M          951,398
FHLMC E88437 5.5%, 03/01/12                                365M          368,080
FHLMC E88621 5.5%, 03/01/12                                273M          275,475


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
FHLMC E89226 6%, 04/01/12                                  396M     $    403,493
FHLMC E89227 6%, 04/01/12                                  725M          738,239
FHLMC E89229 6%, 04/01/12                                  565M          574,281
FHLMC E89015 6.5%, 04/01/12                                489M          502,071
FHLMC E89586 5.5%, 05/01/12                                271M          272,856
FHLMC E89815 5.5%, 05/01/12                                326M          328,335
FHLMC G11271 5.5%, 05/01/12                                453M          457,446
FHLMC E89583 6%, 05/01/12                                  753M          765,539
FHLMC E89668 6%, 05/01/12                                  804M          818,347
FHLMC E93390 5.5%, 07/01/12                                172M          173,570
FHLMC E91150 5.5%, 09/01/12                                285M          287,798
FHLMC E91152 5.5%, 09/01/12                                 78M           78,526
FHLMC E91428 5.5%, 09/01/12                                228M          230,178
FHLMC E91504 5.5%, 09/01/12                                468M          472,865

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------


FHLMC E94026 5.5%, 02/01/13                             2,657M      $  2,685,405
FHLMC E94029 5.5%, 02/01/13                             1,076M         1,085,876
FHLMC B10204 5.5%, 10/01/13                                485M          489,113
FHLMC B10950 5.5%, 11/01/13                                724M          729,698
                                                                    ------------
                                                                      12,951,837
                                                                    ------------
15-YEAR:
FHLMC E00109 8.5%, 06/01/07                                114               115
FHLMC E44248 6%, 01/01/08                                   17M           16,875
FHLMC E47607 8%, 02/01/08                                    5M            4,762
FHLMC E47837 7%, 03/01/08                                   26M           25,878
FHLMC E49168 6%, 07/01/08                                   28M           28,355
FHLMC E49621 7%, 07/01/08                                   35M           35,544
FHLMC E54549 6.5%, 09/01/08                                 12M           11,589
FHLMC E00292 6.5%, 04/01/09                                 19M           19,459
FHLMC G10330 7%, 01/01/10                                   79M           79,871

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -24-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SHORT MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
FHLMC E61405 7%, 08/01/10                                   43M     $     43,948
FHLMC E62686 7%, 01/01/11                                  169M          172,010
FHLMC E00422 7%, 03/01/11                                   67M           68,704
FHLMC M30120 5.5%, 05/01/11                                 82M           82,955
FHLMC M30121 5.5%, 05/01/11                                118M          120,125
FHLMC E20237 6%, 05/01/11                                   38M           38,281
FHLMC G10516 6%, 05/01/11                                   32M           31,986
FHLMC E00436 7%, 06/01/11                                   31M           31,293
FHLMC E64484 7%, 06/01/11                                    8M            8,482
FHLMC M30123 6.5%, 07/01/11                                107M          109,988
FHLMC E85491 6.5%, 09/01/11                                176M          179,030
FHLMC F70014 7.5%, 09/01/11                                138M          141,696
FHLMC E72904 8%, 11/01/11                                   43M           44,592
FHLMC F70015 8%, 12/01/11                                  125M          129,002
FHLMC G10654 7%, 02/01/12                                  294M          300,743
FHLMC E69127 6%, 03/01/12                                   79M           79,587
FHLMC G10705 6.5%, 08/01/12                                401M          410,776
FHLMC G10749 6%, 10/01/12                                  113M          114,961
FHLMC E93347 5.5%, 12/01/12                                343M          346,781
FHLMC G11228 6.5%, 12/01/12                                106M          108,116
FHLMC E94628 5%, 02/01/13                                1,258M        1,260,058
FHLMC E68799 6%, 02/01/13                                  135M          136,472
FHLMC E69523 6%, 04/01/13                                  161M          164,048
FHLMC M30171 5.5%, 06/01/13                                 70M           70,944
FHLMC E72131 6.5%, 08/01/13                                235M          240,365
FHLMC G11135 6.5%, 08/01/13                                351M          357,493
--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
FHLMC E72178 6.5%, 09/01/13                                126M     $    129,525
FHLMC G11077 6%, 12/01/13                                  108M          109,310
FHLMC E83900 6%, 01/01/14                                   43M           43,435
FHLMC E80767 6%, 06/01/14                                   82M           83,282
FHLMC G10965 7.5%, 10/01/14                                 73M           74,981
FHLMC E82128 7%, 03/01/15                                  115M          117,111
FHLMC E00843 8%, 04/01/15                                   41M           42,646
FHLMC E01009 6.5%, 08/01/16                              1,130M        1,158,299
FHLMC G11585 7%, 02/01/17                                1,009M        1,037,496
FHLMC E88357 6.5%, 03/01/17                                220M          225,527
FHLMC J05907 6%, 08/01/19                                8,418M        8,562,304
                                                                    ------------
                                                                      16,598,800
                                                                    ------------
20-YEAR:
FHLMC C90035 6.5%, 11/01/13                                312M          320,387
FHLMC D94982 7%, 04/01/16                                  207M          214,611
FHLMC D94230 7.5%, 10/01/19                                324M          339,592
                                                                    ------------
                                                                         874,590
                                                                    ------------
30-YEAR:
FHLMC 160024 8%, 06/01/07                                  385               385
FHLMC 274386 8.25%, 07/01/07                                 2M            2,188
FHLMC 140826 6.5%, 11/01/07                                  2M            1,562
FHLMC 160040 8.75%, 03/01/08                                 2M            2,299
FHLMC 530139 7.5%, 06/01/08                                  3M            2,740
FHLMC 160054 9.25%, 07/01/08                                 5M            5,487
FHLMC 184331 7.75%, 11/01/08                               134               133
FHLMC 181285 7.5%, 03/01/09                                  3M            2,906
FHLMC 303073 8.5%, 03/01/09                                 27M           27,154
FHLMC 254499 7.75%, 06/01/09                                 6M            5,599
--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
FHLMC 181339 8%, 06/01/09                                  266      $        270
FHLMC 160081 10.25%, 06/01/09                              882               927
FHLMC 181586 8%, 12/01/09                                    4M            3,984
FHLMC 555131 8.25%, 12/01/09                                 6M            6,297
FHLMC 141001 7.75%, 09/01/16                                 6M            5,847
FHLMC 141161 7.75%, 04/01/17                                30M           30,752
FHLMC 302609 8%, 08/01/17                                   79M           82,592
FHLMC 307583 8%, 08/01/17                                    5M            5,050
FHLMC G00100 8%, 02/01/23                                   25M           25,993
FHLMC A17291 6.5%, 11/01/33                              3,026M        3,100,510
                                                                    ------------
                                                                       3,312,675
                                                                    ------------
TOTAL FEDERAL HOME LOAN
MORTGAGE CORPORATION                                                  95,002,502
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 31.5%
AGENCY DEBENTURES:
FNMA 6.625%, 10/15/07                                   12,000M       12,101,400
FNMA 6%, 05/15/08                                       10,000M       10,123,200
                                                                    ------------
                                                                      22,224,600
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS:
FNR 05-105 TJ 5.5%, 12/25/35                             3,285M        3,271,025
                                                                    ------------
MORTGAGE-BACKED SECURITIES:
10-YEAR:
FNMA 251418 7%, 11/01/07                                     2M            2,322
FNMA 527272 6%, 08/01/09                                    56M           55,741
FNMA 516230 8%, 08/01/09                                   150M          152,160
FNMA 253329 7.5%, 05/01/10                                 161M          164,661
FNMA 253362 7.5%, 05/01/10                                 165M          169,144
FNMA 253472 7.5%, 09/01/10                                 213M          218,912
FNMA 253507 7.5%, 09/01/10                                 188M          192,231
FNMA 599310 6%, 07/01/11                                    29M           29,079

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                      -25-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SHORT MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
FNMA 600249 6%, 08/01/11                                    64M     $     64,883
FNMA 595729 6%, 09/01/11                                   670M          677,644
FNMA 609190 6%, 09/01/11                                   111M          112,661
FNMA 595730 6.5%, 09/01/11                                  71M           72,073
FNMA 603547 6.5%, 09/01/11                                 112M          114,222
FNMA 254082 5.5%, 10/01/11                                 189M          189,943
FNMA 254076 6.5%, 10/01/11                                 195M          198,585
FNMA 254119 5.5%, 11/01/11                                 267M          267,520
FNMA 254113 6.5%, 11/01/11                                 164M          166,602
FNMA 254163 5.5%, 12/01/11                                 396M          396,891
FNMA 619198 6%, 12/01/11                                   101M          102,531
FNMA 254226 5.5%, 02/01/12                               1,498M        1,503,565
FNMA 633905 5.5%, 03/01/12                                 295M          296,243
FNMA 254274 6%, 03/01/12                                   275M          278,197
FNMA 644268 5.5%, 04/01/12                                 163M          163,855
FNMA 649455 6%, 05/01/12                                   487M          492,968
FNMA 254369 6%, 06/01/12                                   475M          481,785
FNMA 679981 6%, 06/01/12                                   221M          224,117
FNMA 254399 6.5%, 06/01/12                               1,144M        1,171,386
FNMA 254427 6.5%, 07/01/12                               1,864M        1,905,646
FNMA 254457 6.5%, 07/01/12                                 333M          340,482
FNMA 254488 6%, 09/01/12                                   701M          710,955
FNMA 254698 6.5%, 01/01/13                                 465M          476,242
FNMA 254882 5%, 08/01/13                                   144M          143,359
FNMA 255368 5.5%, 07/01/14                                 721M          726,651
                                                                    ------------
                                                                      12,263,256
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
15-YEAR:
FNMA 328089 7.25%, 08/01/09                                 33M     $     32,561
FNMA 511846 9%, 01/01/10                                     8M            8,105
FNMA 321199 7%, 09/01/10                                    85M           86,932
FNMA 324087 7%, 09/01/10                                    25M           24,849
FNMA 325432 7%, 09/01/10                                    36M           37,238
FNMA 313758 7%, 11/01/10                                     9M            9,368
FNMA 250441 6.5%, 12/01/10                                  66M           67,014
FNMA 303902 7%, 05/01/11                                    41M           41,553
FNMA 303943 6.5%, 06/01/11                                 188M          192,551
FNMA 250613 6.5%, 07/01/11                                  90M           91,989
FNMA 250781 6.5%, 12/01/11                                  35M           35,323
FNMA 367201 6.5%, 12/01/11                                  41M           42,601
FNMA 367202 7%, 12/01/11                                    69M           71,806
FNMA 370468 7%, 01/01/12                                    62M           63,836
FNMA 576800 8.5%, 01/01/12                                  48M           47,984
FNMA 390784 6%, 05/01/12                                    81M           82,142
FNMA 251300 7%, 08/01/12                                   136M          140,395
FNMA 596145 6.5%, 06/01/13                                  37M           38,028
FNMA 433301 6.5%, 07/01/13                                 698M          714,746
FNMA 512520 7%, 07/01/13                                   328M          333,569
FNMA 426453 5.5%, 10/01/13                                 337M          339,022
FNMA 446787 5.5%, 01/01/14                                 535M          537,715
FNMA 447881 5.5%, 01/01/14                                 214M          215,653
FNMA 496015 5.5%, 04/01/14                                 119M          119,708
FNMA 528088 5.5%, 05/01/14                                 345M          346,954

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
FNMA 536814 5.5%, 06/01/14                                 581M     $    583,765
FNMA 576789 5.5%, 06/01/14                                 157M          157,540
FNMA 768628 5.5%, 09/01/15                                 569M          572,417
FNMA 630985 7%, 09/01/15                                   598M          615,328
FNMA 594601 8.5%, 10/01/15                                 114M          121,990
FNMA 619191 6.5%, 12/01/15                                 807M          827,105
FNMA 535631 7%, 12/01/15                                   804M          826,987
FNMA 594602 9%, 01/01/16                                    19M           20,262
FNMA 535777 5.5%, 03/01/16                                 513M          515,766
FNMA 663227 6%, 03/01/16                                   658M          669,153
FNMA 574598 6%, 05/01/16                                   512M          520,232
FNMA 545298 5.5%, 11/01/16                                 451M          453,734
FNMA 614920 5.5%, 12/01/16                                 503M          506,274
FNMA 792797 5.5%, 04/01/17                               1,010M        1,015,221
FNMA 671380 6%, 11/01/17                                   356M          361,786
FNMA 679165 5.5%, 02/01/18                                 409M          411,114
FNMA 725284 7%, 11/01/18                                 4,617M        4,754,696
                                                                    ------------
                                                                      16,655,012
                                                                    ------------
20-YEAR:
FNMA 190659 7%, 02/01/14                                   286M          296,934
FNMA 190697 7%, 03/01/14                                   491M          508,839
FNMA 251716 10.5%, 03/01/18                                 27M           28,648
                                                                    ------------
                                                                         834,421
                                                                    ------------
30-YEAR:
FNMA 111330 7.5%, 09/01/07                                   2M            2,115
FNMA 8213 8%, 01/01/08                                       8M            7,917
FNMA 151964 8%, 03/01/08                                   111               111
FNMA 13481 7.75%, 05/01/08                                   3M            3,033

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                      -26-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SHORT MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
FNMA 44045 8%, 06/01/08                                      6M     $      5,901
FNMA 176044 8.5%, 09/01/08                                  10M           10,488
FNMA 141789 8.25%, 02/01/09                                  5M            4,652
FNMA 439 9%, 06/01/09                                      980             1,004
FNMA 10134 8.75%, 08/01/09                                  13M           13,068
FNMA 366221 9.5%, 03/01/11                                  24M           25,765
FNMA 23 8.5%, 08/01/11                                       5M            4,869
FNMA 510095 8.5%, 09/01/11                                   7M            7,243
FNMA 401612 7%, 05/01/12                                    30M           30,519
FNMA 81692 8%, 09/01/12                                     16M           16,336
FNMA 124871 7%, 05/01/13                                   277M          284,232
FNMA 20497 8.75%, 07/01/13                                  11M           11,797
FNMA 44046 7.5%, 02/01/14                                    5M            5,197
FNMA 454727 10.5%, 01/01/16                                 89M           97,633
FNMA 626664 6%, 04/01/17                                   317M          322,437
FNMA 49584 8.25%, 09/01/17                                  54M           56,940
FNMA 479421 7%, 09/01/21                                   114M          118,156
FNMA 207530 8.25%, 04/01/22                                 13M           13,892
FNMA 175123 7.45%, 08/01/22                                148M          154,606
                                                                    ------------
                                                                       1,197,911
                                                                    ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           56,446,225
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE CORPORATION 14.8%
COLLATERALIZED MORTGAGE OBLIGATIONS:
GNR 02-41 TE 6%, 07/16/31                               14,688M       14,960,218
                                                                    ------------
MORTGAGE-BACKED SECURITIES:
10-YEAR:
GNMA 634538 6%, 09/15/14                                   707M          719,391

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
GNMA 634545 6.5%, 09/15/14                                 648M     $    664,885
                                                                    ------------
                                                                       1,384,276
                                                                    ------------
15-YEAR:
GNMA 342810 7%, 12/15/07                                    10M           10,334
GNMA 780395 7%, 12/15/07                                     5M            4,836
GNMA 343534 7.5%, 01/15/08                                   2M            2,247
GNMA 339464 8%, 01/15/08                                     9M            9,509
GNMA 348052 7%, 03/15/08                                     2M            2,199
GNMA 339490 7%, 04/15/08                                     2M            2,476
GNMA 342744 6.5%, 08/15/08                                  25M           25,382
GNMA 352121 6.5%, 08/15/08                                   4M            3,910
GNMA 370871 6.5%, 10/15/08                                  23M           23,003
GNMA 364469 6%, 11/15/08                                     9M            9,409
GNMA 354532 6%, 01/15/09                                    13M           12,787
GNMA 780303 6.5%, 02/15/09                                  30M           30,647
GNMA 345594 6%, 03/15/09                                    27M           26,846
GNMA 366674 6%, 03/15/09                                    26M           25,951
GNMA 388287 6%, 03/15/09                                    43M           43,180
GNMA 355866 6%, 04/15/09                                    43M           43,407
GNMA 360238 6%, 04/15/09                                    31M           30,911
GNMA 366773 6%, 04/15/09                                    39M           39,501
GNMA 371934 6%, 04/15/09                                    24M           24,424
GNMA 375876 6%, 04/15/09                                    16M           16,159
GNMA 378884 6%, 04/15/09                                    19M           18,809
GNMA 385492 6%, 04/15/09                                    31M           31,298
GNMA 391659 6.5%, 04/15/09                                 114M          115,179
GNMA 780369 7%, 09/15/09                                    46M           46,956

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
GNMA 415068 6%, 01/15/11                                    19M     $     19,391
GNMA 780659 7.5%, 08/15/12                                  19M           19,135
GNMA II 2542 7%, 01/20/13                                   65M           67,328
GNMA 462328 6.5%, 04/15/13                                 205M          210,670
GNMA 780759 6.5%, 04/15/13                                 350M          359,056
GNMA 349029 7%, 04/15/13                                    23M           23,475
GNMA 456869 6.5%, 05/15/13                                  13M           13,161
GNMA 780859 7.5%, 09/15/13                                  23M           23,834
GNMA 780978 6.5%, 02/15/14                               2,215M        2,270,867
GNMA 781109 7%, 11/15/14                                 5,041M        5,204,161
GNMA 489953 6%, 12/15/16                                   110M          111,871
                                                                    ------------
                                                                       8,922,309
                                                                    ------------
20-YEAR:
GNMA 234073 9.25%, 12/15/07                                  1M            1,216
GNMA 326462 6.5%, 10/15/08                                  69M           69,622
GNMA 248682 9.75%, 06/15/10                                 14M           15,653
GNMA 628440 7%, 04/15/24                                 1,096M        1,141,889
                                                                    ------------
                                                                       1,228,380
                                                                    ------------
30-YEAR:
GNMA 18324 8%, 07/15/07                                      2M            1,587
GNMA 91758 10%, 11/15/09                                   733               771
GNMA 495 10%, 02/20/16                                     637               705
                                                                    ------------
                                                                           3,063
                                                                    ------------
TOTAL GOVERNMENT NATIONAL MORTGAGE CORPORATION                        26,498,246
                                                                    ------------
TOTAL INVESTMENTS 99.4%
  (COST $178,634,400)**                                              177,946,973
OTHER ASSETS IN
EXCESS OF LIABILITIES 0.6%                                             1,003,343
                                                                    ------------
NET ASSETS 100.0%                                                   $178,950,316
                                                                    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                      -27-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SHORT MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------


FOOTNOTES

** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $687,427 of which $425,193 related to appreciated securities and $1,112,620 related to depreciated securities.



















    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SMALL COMPANY FUND
--------------------------------------------------------------------------------
TOP SECTORS
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Sector                      Percent      Sector                          Percent
-----------------------------------      ---------------------------------------
INDUSTRIALS                   20.0%      ENERGY                             6.7%
-----------------------------------      ---------------------------------------
INFORMATION TECHNOLOGY        18.8%      MATERIALS                          4.0%
-----------------------------------      ---------------------------------------
HEALTH CARE                   14.2%      CONSUMER STAPLES                   3.9%
-----------------------------------      ---------------------------------------
CONSUMER DISCRETIONARY        13.6%      UTILITIES                          0.8%
-----------------------------------      ---------------------------------------
FINANCIALS                    12.7%
-----------------------------------

TOP 10 HOLDINGS*
AS A PERCENTAGE OF NET ASSETS AS OF 02/28/07

Description                     Percent    Description                   Percent
---------------------------------------    -------------------------------------
MICROS SYSTEMS, INC.              2.0%     FORMFACTOR, INC.                 1.5%
---------------------------------------    -------------------------------------
KRONOS INC.                       1.9%     IDEX CORP.                       1.5%
---------------------------------------    -------------------------------------
ANSYS, INC.                       1.9%     MOOG, INC.                       1.5%
---------------------------------------    -------------------------------------
AMERICAN MEDICAL SYSTEMS                   CRA INT'L. INC                   1.4%
  HOLDINGS, INC.                  1.7%     -------------------------------------
---------------------------------------      TOTAL OF NET ASSETS           16.6%
APTARGROUP, INC.                  1.6%
---------------------------------------
HEARTLAND EXPRESS, INC.           1.6%
---------------------------------------

*"TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 94.7%
CONSUMER DISCRETIONARY 13.6%
BRIGHT HORIZONS FAMILY SOLUTIONS, INC. (a)(b)          445,000    $   17,835,600
COLDWATER CREEK, INC. (a)(b)                           575,000        10,580,000
DRESS BARN, INC. (b)                                   485,000        10,194,700
DSW, INC. (a)(b)                                        85,100         3,408,255
HARTE-HANKS, INC. (a)                                  715,000        19,626,750
HIBBETT SPORTS, INC. (a)(b)                            466,400        14,542,352
LKQ CORP. (a)(b)                                       645,500        14,020,260
MEN'S WEARHOUSE, INC. (a)                              455,000        20,147,400
MONARCH CASINO & RESORT, INC. (a)(b)                   447,600        11,646,552
MORNINGSTAR, INC. (a)(b)                               180,000         9,221,400
POOL CORP. (a)                                         485,000        17,023,500
RARE HOSPITALITY INT'L. INC (a)(b)                     535,000        16,510,100
SHUFFLE MASTER, INC. (a)(b)                            305,000         6,487,350
SONIC CORP. (a)(b)                                     645,000        13,977,150
TRACTOR SUPPLY CO. (a)(b)                              255,000        13,048,350
WOLVERINE WORLD WIDE, INC. (a)                         206,900         5,741,475
                                                                  --------------
                                                                     204,011,194
                                                                  --------------
CONSUMER STAPLES 3.9%
CASEY'S GENERAL STORES, INC. (a)                       435,000        10,879,350
CENTRAL GARDEN AND PET CO. (a)(b)                      230,000         3,208,500

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
CENTRAL GARDEN AND PET CO. (a)(b)                      460,000    $    6,449,200
CHATTEM, INC. (a)(b)                                   250,000        13,342,500
CHURCH & DWIGHT CO., INC. (a)                          445,000        21,337,750
HAIN CELESTIAL GROUP, INC. (a)(b)                      142,800         4,142,628
                                                                  --------------
                                                                      59,359,928
                                                                  --------------
ENERGY 6.7%
CABOT OIL & GAS CORP                                   210,000        14,187,600
COMSTOCK RESOURCES, INC. (a)(b)                        570,000        15,304,500
CORE LABORATORIES NV (b)                               200,000        15,776,000
OIL STATES INT'L. INC (b)                              620,000        18,197,000
SUPERIOR ENERGY SERVICES (a)(b)                        655,000        20,075,750
TETRA TECHNOLOGIES, INC. (a)(b)                        770,000        17,117,100
                                                                  --------------
                                                                     100,657,950
                                                                  --------------
FINANCIALS 12.7%
EAST WEST BANCORP, INC. (a)                            445,000        16,585,150
ENDURANCE SPECIALTY HOLDINGS LTD. (a)                  535,000        18,971,100
FIRST MIDWEST BANCORP INC.                             530,000        19,938,600
HEALTHCARE REALTY TRUST, INC. (a)(c)                   370,000        14,333,800
INVESTMENT TECHNOLOGY GROUP, INC. (b)                  265,000        10,846,450

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
LEXINGTON REALTY TRUST (a)(c)                          695,000    $   14,282,250
OPTIONSXPRESS HOLDINGS, INC. (a)                       755,000        17,523,550
PORTFOLIO RECOVERY ASSOCIATES, INC. (a)(b)             320,000        14,092,800
RLI CORP. (a)                                          260,000        14,575,600
SELECTIVE INSURANCE GROUP (a)                          730,000        17,841,200
UCBH HOLDINGS, INC. (a)                              1,055,000        20,108,300
WESTAMERICA BANCORPORATION (a)                         240,000        11,784,000
                                                                  --------------
                                                                     190,882,800
                                                                  --------------
HEALTH CARE 14.2%
ABAXIS, INC. (a)(b)                                     95,000         2,166,950
AMERICAN MEDICAL SYSTEMS HOLDINGS, INC. (a)(b)       1,245,000        25,323,300
ARTHROCARE CORP. (a)(b)                                530,000        19,265,500
BIO-RAD LABORATORIES, INC. (b)                         220,400        15,630,768
COMPUTER PROGRAMS & SYSTEMS, INC. (a)                  149,500         4,302,610
DJO, INC. (a)(b)                                       290,000        11,362,200
HAEMONETICS CORP. (a)(b)                               410,000        18,450,000
HEALTHWAYS, INC. (a)(b)                                160,000         6,958,400
ICU MEDICAL, INC. (a)(b)                               190,000         7,421,400
IDEXX LABORATORIES, INC. (a)(b)                        140,400        12,099,672
IMMUCOR, INC. (a)(b)                                   275,000         8,178,500


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      -29-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SMALL COMPANY FUND
--------------------------------------------------------------------------------
                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
INTEGRA LIFESCIENCES HOLDINGS CORP. (a)(b)             260,000    $   10,933,000
MERIDIAN BIOSCIENCE, INC. (a)                          495,000        13,295,700
OPTION CARE, INC. (a)                                  735,000         9,760,800
PSYCHIATRIC SOLUTIONS, INC. (a)(b)                     420,000        16,783,200
SCIELE PHARMACEUTICAL, INC. (a)(b)                     569,000        13,087,000
SIRONA DENTAL SYSTEMS, INC                              64,100         2,385,802
TECHNE CORP. (a)(b)                                     68,300         3,846,656
VENTANA MEDICAL SYSTEMS, INC. (a)(b)                   235,000         9,458,750
VIASYS HEALTHCARE, INC. (a)(b)                          81,800         2,530,074
                                                                  --------------
                                                                     213,240,282
                                                                  --------------
INDUSTRIALS 20.0%
BRADY CORP. (a)                                        377,000        12,342,980
CLARCOR, INC. (a)                                      350,000        10,846,500
CRA INT'L. INC (a)(b)                                  415,000        21,492,850
CURTISS-WRIGHT CORP. (a)                               470,000        16,440,600
DYNAMIC MATERIALS CORP. (a)                            349,500        10,928,865
ESCO TECHNOLOGIES, INC. (a)(b)                         445,000        19,397,550
FORWARD AIR CORP. (a)                                  565,000        18,430,300
G&K SERVICES, INC. 1                                    95,000         7,330,050
GENLYTE GROUP, INC. (b)                                220,000        15,265,800
HEALTHCARE SERVICES GROUP (a)                          385,000        10,795,400
HEARTLAND EXPRESS, INC. (a)                          1,460,000        24,104,600
HEICO CORP                                             275,000         8,791,750
IDEX CORP                                              425,000        22,104,250
INTERLINE BRANDS, INC. (b)                             194,500         4,115,620
MOOG, INC. (b)                                         580,000        22,103,800
RESOURCES CONNECTION, INC. (a)(b)                      245,000         7,928,200
TORO CO. (a)                                           365,000        19,180,750
WABTEC CORP. (a)                                       565,000        18,193,000
WASTE CONNECTIONS, INC. (a)(b)                         440,000        19,456,800
WOODWARD GOVERNOR CO                                   280,000        11,664,800
                                                                  --------------
                                                                     300,914,465
                                                                  --------------
INFORMATION TECHNOLOGY 18.8%
ANSYS, INC. (a)(b)                                     565,000        28,826,300
AQUANTIVE, INC. (a)(b)                                 378,300         9,586,122
AVID TECHNOLOGY, INC. (a)(b)                           163,800         5,470,920
COGNEX CORP. (a)                                       785,000        17,215,050

                                                                        VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
DAKTRONICS, INC. (a)                                   375,000    $   10,001,250
DIODES, INC. (a)(b)                                    555,000        20,834,700
FLIR SYSTEMS, INC. (a)(b)                              545,000        18,944,200
FORMFACTOR, INC. (a)(b)                                530,000        22,657,500
HYPERION SOLUTIONS CORP. (b)                           265,000        11,352,600
KRONOS INC. (a)(b)                                     735,000        29,032,500
MICROS SYSTEMS, INC. (a)(b)                            545,000        30,389,200
POWER INTEGRATIONS, INC. (a)(b)                        525,000        13,571,250
PROGRESS SOFTWARE CORP. (b)                            655,000        18,372,750
ROFIN-SINAR TECHNOLOGIES, INC. (a)(b)                  195,000        11,727,300
SUPERTEX, INC. (b)                                     153,100         6,284,755
TRIMBLE NAVIGATION LTD. (a)(b)                         480,000        12,700,800
WEBSENSE, INC. (a)(b)                                  730,000        16,614,800
                                                                  --------------
                                                                     283,581,997
                                                                  --------------
MATERIALS 4.0%
APTARGROUP, INC                                        375,000        24,675,000
CARPENTER TECHNOLOGY CORP. (a)                         130,000        15,411,500
RTI INT'L. METALS, INC. (a)(b)                         235,000        20,275,800
                                                                  --------------
                                                                      60,362,300
                                                                  --------------
UTILITIES 0.8%
ATMOS ENERGY CORP. (a)                                 370,000        11,662,400
                                                                  --------------
TOTAL COMMON STOCKS
  (COST $1,167,039,502)                                             1,424,673,31
                                                                               6
                                                                  --------------
MONEY MARKET FUNDS 26.3%
STATE STREET NAVIGATOR SECURITIES LENDING
  PRIME PORTFOLIO (d)
  (COST $395,436,581)                              395,436,581       395,436,581
                                                                  --------------


                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 4.6%
AIG FUNDING INC 5.23%, 03/02/07                         8,000M    $    7,998,838
  5.23%, 03/12/07                                       4,600M         4,592,649
AMERICAN EXPRESS CREDIT 5.21%, 03/19/07                 1,200M         1,196,874
  5.22%, 03/09/07                                       3,000M         2,996,520
BASF-AG 5.215%, 03/27/07                                3,640M         3,626,290
  5.22%, 03/15/07                                      10,000M         9,979,700

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
CHEVRON OIL FINANCE CO. 5.22%, 03/15/07                 1,750M    $    1,746,448
  5.22%, 03/29/07                                      11,000M        10,955,340
LBC (LASALLE BANK CORP.) 5.2%, 03/21/07                 6,000M         5,982,667
PROCTER & GAMBLE 5.2%, 03/09/07                         4,000M         3,995,378
PRUDENTIAL FUNDING CORP 5.23%, 03/12/07                10,000M         9,984,019
WELLS FARGO & CO. 5.24%, 03/14/07                       7,000M         6,986,754
                                                                  --------------
TOTAL CORPORATE
SHORT-TERM NOTES
  (COST $70,041,477)                                                  70,041,477
                                                                  --------------
U.S. GOVERNMENT OBLIGATIONS 2.5%
AGENCY DISCOUNT NOTES:
FANNIE MAE DISCOUNT NOTES
5.15%, 03/23/07                                         6,780M    $    6,758,662
                                                                  --------------
U.S. GOVERNMENT OBLIGATIONS 2.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.0%
FEDERAL FARM CREDIT BANK 0.8%
AGENCY DISCOUNT NOTES:
5.14%, 03/19/07                                        11,700M        11,669,931
                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION 1.2%
AGENCY DISCOUNT NOTES:
  5.13%, 03/06/07                                      10,000M         9,992,875
  5.1%, 03/08/07                                        8,800M         8,791,273
                                                                  --------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          18,784,148
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                              30,454,079
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $37,212,741)                                                  37,212,741
                                                                  --------------
TOTAL INVESTMENTS 128.1%
(COST $1,669,730,301)**                                            1,927,364,115
EXCESS OF LIABILITIES
OVER OTHER ASSETS (28.1)%                                           (422,923,377)
                                                                  --------------
NET ASSETS 100.0%                                                $ 1,504,440,738
                                                                 ===============

FOOTNOTES

(a) All or a portion of this security was on loan at February 28, 2007. The aggregate cost and market value of securities on loan at February 28, 2007 is $329,580,226 and $385,017,083, respectively.
(b)     Non-income producing


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                      -30-

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL SMALL COMPANY FUND
--------------------------------------------------------------------------------
(c)     Real Estate Investment Trusts.
(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).
** Cost for federal income tax purposes is substantially similar. At February 28, 2007 unrealized appreciation for federal income tax purposes aggregated $257,633,814 of which $287,149,067 related to appreciated securities and $29,515,253 related to depreciated securities.










    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
SENTINEL U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT IN SECURITIES
AT FEBRUARY 28, 2007 (UNAUDITED)
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 95.0%
U.S. GOVERNMENT AGENCY
OBLIGATIONS 19.9%
FEDERAL HOME LOAN BANK    10.8%
Agency Discount Notes:
  5.14%, 03/16/07                                          4,490M      4,480,384
  5.17%, 03/16/07                                            985M        982,878
  5.198%, 03/21/07                                         1,875M      1,869,585
                                                                    ------------
TOTAL FEDERAL HOME LOAN BANK                                           7,332,847
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION 6.5%
Agency Discount Notes:
  5.137%, 03/05/07                                           915M        914,478
  5.14%, 03/05/07                                          3,500M      3,498,001
                                                                    ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                           4,412,479
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 2.6%
Agency Discount Notes:
  5.14%, 03/07/07                                            400M        399,658
  5.135%, 03/15/07                                         1,415M      1,412,174
                                                                    ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                            1,811,832
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                              13,557,158
                                                                    ------------
U.S. TREASURY OBLIGATIONS 75.1%
U.S. Treasury Bill 4.815%, 03/08/07                        6,000M      5,994,382
U.S. Treasury Bill 4.83%, 03/08/07 (a)                     3,085M      3,082,103
U.S. Treasury Bill 5.165%, 03/15/07 (a)                      335M        334,327
U.S. Treasury Bill 4.835%, 03/22/07                       15,000M     14,957,694
U.S. Treasury Bill 5.165%, 03/22/07 (a)                    6,000M      5,981,922
U.S. Treasury Bill 4.815%, 03/29/07                        3,400M      3,387,267
U.S. Treasury Bill 4.86%, 03/29/07 (a)                    11,800M     11,755,396
U.S. Treasury Bill 4.8975%, 03/29/07                         285M        283,914
U.S. Treasury Bill 4.9975%, 03/29/07                         900M        896,502
U.S. Treasury Bill 4.91%, 04/05/07                         1,600M      1,592,362

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        (M=$1000)     (NOTE 1)
--------------------------------------------------------------------------------
U.S. Treasury Bill 4.965%, 04/05/07 (a)                      350M   $    348,311
U.S. Treasury Bill 4.93%, 04/12/07                           330M        328,102
U.S. Treasury Bill 4.96%, 04/12/07 (a)                       575M        571,673
U.S. Treasury Bill 5.04%, 04/19/07 (a)                     1,185M      1,176,871
U.S. Treasury Bill 4.9%, 04/26/07                            500M        496,189
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS                                       51,187,015
                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $64,744,173)                                                  64,744,173
                                                                    ------------

                                                                        VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS 26.0%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $17,666,916)                                   17,666,916     17,666,916
                                                                    ------------
U.S. TREASURY INSTITUTIONAL FUNDS 4.5%
Blackrock Provident Institutional Funds
  Treasury Fund #60
  (Cost $485,000)                                         485,000        485,000
Federated Treasury
Obligations Fund IS #68
  (Cost $2,600,000)                                     2,600,000      2,600,000
                                                                    ------------
TOTAL U.S. TREASURY INSTITUTIONAL FUNDS
  (COST $3,085,000)                                                    3,085,000
                                                                    ------------
TOTAL INVESTMENTS 125.5%
  (COST $85,496,089)**                                                85,496,089
EXCESS OF LIABILITIES
OVER OTHER ASSETS (25.5)%                                            (17,366,795)
                                                                    ------------
NET ASSETS 100.0%                                                   $ 68,129,294
                                                                    ============

FOOTNOTES

(a) All or a portion of this security was on loan at February 28, 2007. The aggregate cost and market value of securities on loan at February 28, 2007 is $17,321,479.23 and $17,321,479.23, respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTE 1:

SECURITY VALUATION: Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing services. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Group Funds, Inc.

      By (Signature and Title)   /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  4/20/07
           ----------



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ CHRISTIAN THWAITES
                                 --------------------------------------------
                                 Christian Thwaites,
                                 President and Chief Executive Officer


      Date  4/20/07
           ----------

      By (Signature and Title)*  /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  4/20/07
           ----------